UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Real Estate Index Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Prologis, Inc.	8.1
Simon Property Group, Inc.	5.6
Welltower, Inc.	4.7
Public Storage	4.6
AvalonBay Communities, Inc.	4.2
Equity Residential (SBI)	4.0
Digital Realty Trust, Inc.	3.5
Ventas, Inc.	3.0
Boston Properties, Inc.	2.8
Essex Property Trust, Inc.	2.8
43.3

Top Five REIT Sectors as of January 31, 2020

% of fund's net assets
REITs - Apartments	22.1
REITs - Warehouse/Industrial	11.7
REITs - Health Care	11.6
REITs - Office Property	11.2
REITs - Diversified	10.3

Asset Allocation (% of fund's net assets)

As of January 31, 2020
Stocks and Equity Futures	100.0%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.3%
REITs - Apartments - 22.1%
American Campus Communities, Inc.	486,100	$22,297,407
American Homes 4 Rent Class A	901,281	24,632,010
Apartment Investment & Management Co. Class A	526,611	27,757,666
AvalonBay Communities, Inc.	493,794	107,000,222
Camden Property Trust (SBI)	342,430	38,499,405
Equity Residential (SBI)	1,234,178	102,535,508
Essex Property Trust, Inc.	233,649	72,375,114
Front Yard Residential Corp. Class B	172,378	1,849,616
Independence Realty Trust, Inc.	322,398	4,729,579
Invitation Homes, Inc.	1,903,280	59,896,222
Mid-America Apartment Communities, Inc.	403,300	55,336,753
UDR, Inc.	1,036,485	49,657,996
		566,567,498
REITs - Diversified - 10.3%
Apple Hospitality (REIT), Inc.	745,705	11,200,489
CorePoint Lodging, Inc.	138,102	1,263,633
Cousins Properties, Inc.	519,134	21,248,155
Digital Realty Trust, Inc.	737,906	90,755,059
Duke Realty Corp.	1,299,636	47,189,783
Liberty Property Trust (SBI)	557,878	34,951,057
PS Business Parks, Inc.	70,667	11,840,963
Vornado Realty Trust	560,287	36,850,076
Washington REIT (SBI)	284,354	8,655,736
		263,954,951
REITs - Health Care - 11.6%
HCP, Inc. (a)	1,749,994	62,982,284
Healthcare Realty Trust, Inc.	473,219	17,064,277
LTC Properties, Inc.	140,269	6,474,817
Senior Housing Properties Trust (SBI)	839,383	6,480,037
Universal Health Realty Income Trust (SBI)	44,654	5,508,071
Ventas, Inc.	1,317,829	76,249,586
Welltower, Inc.	1,434,498	121,803,225
		296,562,297
REITs - Hotels - 5.6%
Ashford Hospitality Trust, Inc.	300,598	739,471
Chatham Lodging Trust	165,777	2,710,454
DiamondRock Hospitality Co.	706,314	6,830,056
Hersha Hospitality Trust	126,677	1,643,001
Hospitality Properties Trust (SBI)	581,010	12,538,196
Host Hotels & Resorts, Inc.	2,536,046	41,438,992
Park Hotels & Resorts, Inc.	847,140	18,586,252
Pebblebrook Hotel Trust	462,625	10,973,465
RLJ Lodging Trust	604,704	9,409,194
Ryman Hospitality Properties, Inc.	192,105	16,334,688
Summit Hotel Properties, Inc.	373,496	4,142,071
Sunstone Hotel Investors, Inc.	793,392	10,060,211
Xenia Hotels & Resorts, Inc.	397,437	7,428,098
		142,834,149
REITs - Management/Investment - 0.9%
American Assets Trust, Inc.	169,227	7,709,982
Empire State Realty Trust, Inc.	526,791	7,143,286
Retail Properties America, Inc.	753,827	9,158,998
		24,012,266
REITs - Manufactured Homes - 3.9%
Equity Lifestyle Properties, Inc.	643,620	46,823,355
Sun Communities, Inc.	327,669	53,138,082
		99,961,437
REITs - Office Buildings - 0.2%
Government Properties Income Trust (a)	170,043	5,786,563
REITs - Office Property - 11.2%
Boston Properties, Inc.	508,479	72,890,465
Brandywine Realty Trust (SBI)	621,666	9,710,423
Columbia Property Trust, Inc.	412,494	8,703,623
Corporate Office Properties Trust (SBI)	395,574	11,776,238
Douglas Emmett, Inc.	582,933	24,191,720
Easterly Government Properties, Inc.	261,711	6,336,023
Equity Commonwealth	430,175	14,105,438
Franklin Street Properties Corp.	378,636	2,877,634
Highwoods Properties, Inc. (SBI)	367,079	18,394,329
Hudson Pacific Properties, Inc.	548,215	19,922,133
JBG SMITH Properties	417,749	16,939,722
Kilroy Realty Corp.	344,916	28,479,714
Mack-Cali Realty Corp.	319,506	7,016,352
Paramount Group, Inc.	710,379	9,987,929
Piedmont Office Realty Trust, Inc. Class A	443,797	10,291,652
SL Green Realty Corp.	288,308	26,535,868
		288,159,263
REITs - Regional Malls - 6.4%
CBL & Associates Properties, Inc.	607,887	510,625
Pennsylvania Real Estate Investment Trust (SBI) (a)	212,623	837,735
Simon Property Group, Inc.	1,084,892	144,453,370
Tanger Factory Outlet Centers, Inc. (a)	328,956	4,812,626
Taubman Centers, Inc.	215,907	5,704,263
The Macerich Co. (a)	388,791	8,673,927
		164,992,546
REITs - Shopping Centers - 6.9%
Acadia Realty Trust (SBI)	306,770	7,614,031
Brixmor Property Group, Inc.	1,053,554	21,028,938
Federal Realty Investment Trust (SBI)	248,396	31,054,468
Kimco Realty Corp.	1,493,285	28,447,079
Kite Realty Group Trust	297,864	5,123,261
Ramco-Gershenson Properties Trust (SBI)	285,565	3,983,632
Regency Centers Corp.	592,621	36,766,207
Retail Opportunity Investments Corp.	409,410	6,783,924
Retail Value, Inc.	52,431	1,723,407
Seritage Growth Properties	118,790	4,361,969
SITE Centers Corp.	526,364	6,690,086
Urban Edge Properties	406,327	7,472,354
Washington Prime Group, Inc. (a)	655,265	1,972,348
Weingarten Realty Investors (SBI)	426,822	12,420,520
		175,442,224
REITs - Storage - 8.5%
CubeSmart	684,568	21,680,269
Extra Space Storage, Inc.	457,905	50,680,925
Life Storage, Inc.	164,594	18,628,749
National Storage Affiliates Trust	209,313	7,148,039
Public Storage	531,070	118,832,223
		216,970,205
REITs - Warehouse/Industrial - 11.7%
Americold Realty Trust (a)	678,051	23,372,418
EastGroup Properties, Inc.	135,519	18,440,070
First Industrial Realty Trust, Inc.	449,105	19,176,784
Prologis, Inc.	2,233,329	207,431,592
QTS Realty Trust, Inc. Class A (a)	205,012	11,661,083
Rexford Industrial Realty, Inc.	391,345	18,858,916
		298,940,863

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,544,184,262

Health Care Providers & Services - 0.0%
Health Care Facilities - 0.0%
Five Star Sr Living, Inc. (b)	160	725
TOTAL COMMON STOCKS
(Cost $2,283,332,182)		2,544,184,987
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.83% 3/19/20 (c)
(Cost $219,480)	220,000	219,582
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund 1.58% (d)	5,494,479	$5,495,578
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	113,253,246	113,264,572
TOTAL MONEY MARKET FUNDS
(Cost $118,760,150)		118,760,150
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $2,402,311,812)		2,663,164,719
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(99,373,646)
NET ASSETS - 100%		$2,563,791,073

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	115	March 2020	$18,538,000	$44,619	$44,619

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,582.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,160
Fidelity Securities Lending Cash Central Fund	132,897
Total	$207,057

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,544,184,987	$2,544,184,987	$--	$--
U.S. Treasury Obligations	219,582	--	219,582	--
Money Market Funds	118,760,150	118,760,150	--	--
Total Investments in Securities:	$2,663,164,719	$2,662,945,137	$219,582	$--
Derivative Instruments:
Assets
Futures Contracts	$44,619	$44,619	$--	$--
Total Assets	$44,619	$44,619	$--	$--
Total Derivative Instruments:	$44,619	$44,619	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$44,619	$0
Total Equity Risk	44,619	0
Total Value of Derivatives	$44,619	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $108,695,054) — See accompanying schedule: Unaffiliated issuers (cost $2,283,551,662)	$2,544,404,569
Fidelity Central Funds (cost $118,760,150)	118,760,150
Total Investment in Securities (cost $2,402,311,812)		$2,663,164,719
Segregated cash with brokers for derivative instruments		59,857
Cash		238,533
Receivable for fund shares sold		14,666,428
Dividends receivable		1,297,074
Distributions receivable from Fidelity Central Funds		73,790
Total assets		2,679,500,401
Liabilities
Payable for investments purchased	$238,533
Payable for fund shares redeemed	1,910,631
Accrued management fee	148,081
Payable for daily variation margin on futures contracts	147,411
Collateral on securities loaned	113,264,672
Total liabilities		115,709,328
Net Assets		$2,563,791,073
Net Assets consist of:
Paid in capital		$2,319,237,703
Total accumulated earnings (loss)		244,553,370
Net Assets		$2,563,791,073
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($2,563,791,073 ÷ 150,707,512 shares)		$17.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$35,940,445
Interest		4,646
Income from Fidelity Central Funds (including $132,897 from security lending)		207,057
Total income		36,152,148
Expenses
Management fee	$843,661
Independent trustees' fees and expenses	4,385
Interest	3,125
Commitment fees	2,812
Total expenses before reductions	853,983
Expense reductions	(260)
Total expenses after reductions		853,723
Net investment income (loss)		35,298,425
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,129,655
Fidelity Central Funds	230
Futures contracts	906,372
Total net realized gain (loss)		3,036,257
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	56,887,892
Futures contracts	(96,608)
Total change in net unrealized appreciation (depreciation)		56,791,284
Net gain (loss)		59,827,541
Net increase (decrease) in net assets resulting from operations		$95,125,966

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,298,425	$56,962,102
Net realized gain (loss)	3,036,257	19,215,358
Change in net unrealized appreciation (depreciation)	56,791,284	110,537,005
Net increase (decrease) in net assets resulting from operations	95,125,966	186,714,465
Distributions to shareholders	(71,472,030)	(60,280,960)
Share transactions - net increase (decrease)	283,641,968	762,656,425
Total increase (decrease) in net assets	307,295,904	889,089,930
Net Assets
Beginning of period	2,256,495,169	1,367,405,239
End of period	$2,563,791,073	$2,256,495,169

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.82	$15.76	$15.70	$17.28	$14.69	$13.60
Income from Investment Operations
Net investment income (loss)A	.25	.53	.46	.39	.41	.36
Net realized and unrealized gain (loss)	.46	1.13	.13	(1.37)	2.56	1.15
Total from investment operations	.71	1.66	.59	(.98)	2.97	1.51
Distributions from net investment income	(.39)	(.50)	(.44)	(.39)	(.38)	(.34)
Distributions from net realized gain	(.13)	(.10)	(.09)	(.21)	–	(.09)
Total distributions	(.52)	(.60)	(.53)	(.60)	(.38)	(.43)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	.01
Net asset value, end of period	$17.01	$16.82	$15.76	$15.70	$17.28	$14.69
Total ReturnC,D	4.22%	10.84%	3.90%	(5.61)%	20.71%	11.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G	.07%	.07%	.07%	.14%	.15%
Expenses net of fee waivers, if any	.07%G	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%G	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.93%G	3.33%	3.12%	2.49%	2.69%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$2,563,791	$2,256,495	$380,099	$45,866	$19,098	$13,484
Portfolio turnover rateH	8%G	10%	6%	8%	5%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 2, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Real Estate Index Fund (formerly Institutional Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period August 1, 2018 through November 2, 2018.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$405,316,381
Gross unrealized depreciation	(162,188,624)
Net unrealized appreciation (depreciation)	$243,127,757
Tax cost	$2,420,081,581

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $347,513,551 and $98,676,946, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Real Estate Index Fund	Borrower	$46,973,000	2.39%	$3,125

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,812 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $500,839. Total fees paid by the Fund to NFS, as lending agent, amounted to $13,816. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $6,418 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $260.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019
Distributions to shareholders
Investor Class	$–	$427,706
Premium Class	–	11,530,768
Fidelity Real Estate Index Fund	71,472,030	48,322,486
Total	$71,472,030	$60,280,960

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019	Six months ended January 31, 2020	Year ended July 31, 2019
Investor Class
Shares sold	–	398,814	$–	$6,238,275
Reinvestment of distributions	–	26,242	–	415,680
Shares redeemed	–	(2,660,628)	–	(40,117,896)
Net increase (decrease)	–	(2,235,572)	$–	$(33,463,941)
Premium Class
Shares sold	–	5,615,265	$–	$87,786,180
Reinvestment of distributions	–	675,441	–	10,705,751
Shares redeemed	–	(66,713,459)	–	(1,008,259,232)
Net increase (decrease)	–	(60,422,753)	$–	$(909,767,301)
Fidelity Real Estate Index Fund
Shares sold	29,686,640	127,547,047	$508,278,654	$1,986,947,471
Reinvestment of distributions	3,773,694	2,719,968	63,955,646	43,119,946
Shares redeemed	(16,945,677)	(20,192,675)	(288,592,332)	(324,179,750)
Net increase (decrease)	16,514,657	110,074,340	$283,641,968	$1,705,887,667

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Fidelity Real Estate Index Fund	.07%
Actual		$1,000.00	$1,042.20	$.36
Hypothetical-C		$1,000.00	$1,024.78	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreement with Geode (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under the expense limitation arrangements in effect for the fund, from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for periods after 2015. With respect to the historical net management fee information, the Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Fidelity Real Estate Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.14% to 0.07%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate, which covers expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

URX-I-SANN-0320
1.929346.108

Fidelity® SAI Small-Mid Cap 500 Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2020

% of fund's net assets
DexCom, Inc.	0.8
Paycom Software, Inc.	0.6
RingCentral, Inc.	0.5
Sun Communities, Inc.	0.5
Alliant Energy Corp.	0.5
2.9

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Information Technology	18.6
Financials	14.8
Industrials	14.1
Real Estate	12.2
Consumer Discretionary	11.4

Asset Allocation (% of fund's net assets)

As of January 31, 2020 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.6%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.5%
GCI Liberty, Inc. (a)	55,926	$4,092,665
Zayo Group Holdings, Inc. (a)	128,731	4,473,402
		8,566,067
Entertainment - 1.0%
Cinemark Holdings, Inc. (b)	60,890	1,918,644
Lions Gate Entertainment Corp.:
Class A (a)(b)	28,929	287,265
Class B (a)	64,274	599,676
Roku, Inc. Class A (a)	48,642	5,883,250
The Madison Square Garden Co. (a)	10,570	3,130,728
World Wrestling Entertainment, Inc. Class A (b)	25,100	1,226,888
Zynga, Inc. (a)	488,611	2,941,438
		15,987,889
Interactive Media & Services - 0.4%
TripAdvisor, Inc.	60,059	1,640,812
Zillow Group, Inc.:
Class A (a)	31,977	1,477,337
Class C (a)(b)	71,539	3,305,817
		6,423,966
Media - 1.7%
AMC Networks, Inc. Class A (a)	24,073	880,831
Cable One, Inc.	2,488	4,239,627
Interpublic Group of Companies, Inc.	219,749	4,988,302
John Wiley & Sons, Inc. Class A	24,857	1,084,262
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	112,630	5,269,958
Liberty Media Class A (a)	14,069	626,774
News Corp.:
Class A (b)	219,363	2,987,724
Class B	68,802	961,164
Nexstar Broadcasting Group, Inc. Class A	25,492	3,088,356
Sinclair Broadcast Group, Inc. Class A	34,893	1,043,999
The New York Times Co. Class A	92,268	2,953,499
		28,124,496
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	57,029	1,293,418
U.S. Cellular Corp. (a)	8,765	280,655
		1,574,073

TOTAL COMMUNICATION SERVICES		60,676,491

CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.6%
BorgWarner, Inc.	117,589	4,032,127
Gentex Corp.	144,360	4,297,597
The Goodyear Tire & Rubber Co.	132,436	1,738,885
		10,068,609
Automobiles - 0.3%
Harley-Davidson, Inc. (b)	87,443	2,920,596
Thor Industries, Inc. (b)	30,158	2,428,322
		5,348,918
Distributors - 0.3%
Pool Corp.	21,946	4,812,758
Diversified Consumer Services - 1.3%
Bright Horizons Family Solutions, Inc. (a)	32,746	5,361,503
Frontdoor, Inc. (a)	48,361	2,059,211
Graham Holdings Co.	2,391	1,313,185
Grand Canyon Education, Inc. (a)	27,042	2,116,848
H&R Block, Inc.	114,609	2,658,929
Service Corp. International	101,041	4,844,916
ServiceMaster Global Holdings, Inc. (a)	77,685	2,800,544
		21,155,136
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	139,483	6,156,780
Caesars Entertainment Corp. (a)	328,193	4,486,398
Choice Hotels International, Inc. (b)	19,103	1,914,121
Domino's Pizza, Inc.	23,358	6,581,117
Dunkin' Brands Group, Inc.	47,053	3,674,369
Extended Stay America, Inc. unit	103,773	1,340,747
Hilton Grand Vacations, Inc. (a)	48,849	1,558,772
Hyatt Hotels Corp. Class A	20,590	1,740,679
International Game Technology PLC (b)	55,909	754,212
Planet Fitness, Inc. (a)	46,729	3,775,236
Six Flags Entertainment Corp.	45,305	1,727,480
Vail Resorts, Inc.	22,899	5,370,044
Wendy's Co.	105,748	2,291,559
Wyndham Destinations, Inc.	51,015	2,475,758
Wyndham Hotels & Resorts, Inc.	53,361	3,050,648
		46,897,920
Household Durables - 1.7%
Leggett & Platt, Inc.	74,662	3,553,165
Newell Brands, Inc.	216,309	4,224,515
NVR, Inc. (a)	1,865	7,118,649
PulteGroup, Inc.	143,628	6,412,990
Tempur Sealy International, Inc. (a)	25,837	2,367,186
Toll Brothers, Inc.	73,809	3,274,167
		26,950,672
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. (a)	67,063	3,273,345
GrubHub, Inc. (a)(b)	51,967	2,814,013
Liberty Interactive Corp. QVC Group Series A (a)	218,164	1,860,939
		7,948,297
Leisure Products - 0.5%
Brunswick Corp.	46,132	2,899,396
Mattel, Inc. (a)(b)	195,623	2,861,964
Polaris, Inc.	32,765	3,009,138
		8,770,498
Multiline Retail - 0.6%
Kohl's Corp.	90,457	3,867,037
Macy's, Inc.	176,082	2,808,508
Nordstrom, Inc. (b)	61,618	2,271,239
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	29,984	1,590,351
		10,537,135
Specialty Retail - 1.8%
AutoNation, Inc. (a)	30,663	1,301,338
Burlington Stores, Inc. (a)	37,257	8,102,280
Carvana Co. Class A (a)(b)	25,706	2,037,201
Dick's Sporting Goods, Inc. (b)	36,295	1,605,328
Five Below, Inc. (a)	31,182	3,530,426
Floor & Decor Holdings, Inc. Class A (a)	39,021	1,924,126
Foot Locker, Inc.	60,619	2,301,703
L Brands, Inc.	129,872	3,007,836
Penske Automotive Group, Inc.	19,239	903,656
Urban Outfitters, Inc. (a)	39,126	1,001,626
Williams-Sonoma, Inc.	44,551	3,122,134
		28,837,654
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	81,112	2,430,116
Carter's, Inc.	24,764	2,626,717
Columbia Sportswear Co.	16,854	1,582,928
Hanesbrands, Inc.	204,853	2,818,777
Ralph Lauren Corp.	27,996	3,177,546
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	74,907	2,800,773
		15,436,857

TOTAL CONSUMER DISCRETIONARY		186,764,454

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	20,844	3,352,966
Grocery Outlet Holding Corp.	18,235	597,014
Sprouts Farmers Market LLC (a)	66,941	1,046,288
U.S. Foods Holding Corp. (a)	124,353	4,995,260
		9,991,528
Food Products - 1.7%
Beyond Meat, Inc. (b)	27,027	2,984,321
Bunge Ltd.	78,450	4,113,134
Flowers Foods, Inc.	111,005	2,389,938
Ingredion, Inc.	38,052	3,348,576
Lamb Weston Holdings, Inc.	83,323	7,608,223
Pilgrim's Pride Corp. (a)	30,332	790,149
Post Holdings, Inc. (a)	36,993	3,868,358
Seaboard Corp.	147	566,775
The Hain Celestial Group, Inc. (a)(b)	47,332	1,145,908
TreeHouse Foods, Inc. (a)	31,617	1,410,118
		28,225,500
Household Products - 0.2%
Energizer Holdings, Inc.	35,758	1,654,165
Spectrum Brands Holdings, Inc.	23,845	1,464,321
		3,118,486
Personal Products - 0.2%
Herbalife Nutrition Ltd. (a)	56,659	2,201,202
Nu Skin Enterprises, Inc. Class A	31,272	1,019,154
		3,220,356

TOTAL CONSUMER STAPLES		44,555,870

ENERGY - 1.9%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)	43,983	1,137,400
Helmerich & Payne, Inc.	60,741	2,463,048
Patterson-UTI Energy, Inc.	108,882	864,523
Transocean Ltd. (United States) (a)(b)	329,666	1,503,277
		5,968,248
Oil, Gas & Consumable Fuels - 1.5%
Antero Midstream GP LP (b)	144,250	727,020
Antero Resources Corp. (a)(b)	150,387	278,216
Centennial Resource Development, Inc. Class A (a)	109,075	355,585
Chesapeake Energy Corp. (a)(b)	744,623	381,098
Cimarex Energy Co.	56,969	2,500,369
EQT Corp.	144,792	875,992
Equitrans Midstream Corp.	116,116	1,122,842
HollyFrontier Corp.	85,113	3,823,276
Kosmos Energy Ltd.	206,099	1,053,166
Murphy Oil Corp.	85,092	1,783,528
Parsley Energy, Inc. Class A	169,790	2,825,306
PBF Energy, Inc. Class A	67,948	1,854,980
Range Resources Corp. (b)	118,810	356,430
Targa Resources Corp.	130,391	4,759,272
WPX Energy, Inc. (a)	235,747	2,817,177
		25,514,257

TOTAL ENERGY		31,482,505

FINANCIALS - 14.8%
Banks - 4.6%
Associated Banc-Corp.	89,651	1,786,744
Bank of Hawaii Corp.	22,618	2,026,573
Bank OZK	69,190	1,880,584
BankUnited, Inc.	53,434	1,763,322
BOK Financial Corp.	18,420	1,453,338
CIT Group, Inc.	53,889	2,463,266
Commerce Bancshares, Inc.	57,851	3,914,199
Cullen/Frost Bankers, Inc.	32,172	2,868,456
East West Bancorp, Inc.	82,686	3,790,326
First Citizens Bancshares, Inc.	3,985	2,099,378
First Hawaiian, Inc.	74,748	2,172,177
First Horizon National Corp.	175,352	2,805,632
FNB Corp., Pennsylvania	184,521	2,153,360
PacWest Bancorp	67,127	2,352,801
Peoples United Financial, Inc.	251,120	3,872,270
Pinnacle Financial Partners, Inc.	42,689	2,521,212
Popular, Inc.	54,272	3,037,061
Prosperity Bancshares, Inc.	51,957	3,647,381
Signature Bank	30,176	4,281,673
Sterling Bancorp	113,556	2,271,120
Synovus Financial Corp.	79,766	2,793,405
TCF Financial Corp.	86,202	3,644,621
Texas Capital Bancshares, Inc. (a)	28,575	1,570,482
Umpqua Holdings Corp.	125,493	2,120,832
Webster Financial Corp.	52,060	2,335,412
Western Alliance Bancorp.	54,140	2,990,152
Wintrust Financial Corp.	32,003	2,025,150
Zions Bancorp NA	95,775	4,356,805
		74,997,732
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	27,910	2,228,614
BGC Partners, Inc. Class A	167,457	966,227
Eaton Vance Corp. (non-vtg.)	62,705	2,868,754
Evercore, Inc. Class A	22,064	1,690,544
FactSet Research Systems, Inc.	21,366	6,113,026
Janus Henderson Group PLC	89,640	2,265,203
Lazard Ltd. Class A	58,035	2,435,149
Legg Mason, Inc.	48,859	1,912,830
LPL Financial	45,867	4,225,727
MarketAxess Holdings, Inc.	20,989	7,433,884
Morningstar, Inc.	11,187	1,755,128
SEI Investments Co.	72,493	4,730,893
Virtu Financial, Inc. Class A	28,974	483,576
		39,109,555
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)	5,961	2,557,150
Navient Corp.	110,737	1,592,398
OneMain Holdings, Inc.	37,137	1,573,495
Santander Consumer U.S.A. Holdings, Inc.	58,402	1,554,661
SLM Corp.	240,279	2,623,847
		9,901,551
Diversified Financial Services - 0.5%
Jefferies Financial Group, Inc.	150,891	3,265,281
Voya Financial, Inc.	76,621	4,576,572
		7,841,853
Insurance - 5.0%
Alleghany Corp. (a)	7,971	6,358,148
American Financial Group, Inc.	41,952	4,563,958
American National Insurance Co.	4,207	463,443
Assurant, Inc.	34,497	4,503,928
Assured Guaranty Ltd.	53,094	2,433,829
Axis Capital Holdings Ltd.	47,010	3,020,393
Brighthouse Financial, Inc. (a)	61,550	2,394,295
Brown & Brown, Inc.	134,325	6,031,193
Erie Indemnity Co. Class A	14,026	2,335,329
Everest Re Group Ltd.	22,908	6,335,666
First American Financial Corp.	62,178	3,853,792
Globe Life, Inc.	60,819	6,340,989
Hanover Insurance Group, Inc.	22,481	3,115,417
Kemper Corp.	35,840	2,667,213
Mercury General Corp.	15,571	764,380
Old Republic International Corp.	160,627	3,622,139
Primerica, Inc.	23,445	2,779,639
Reinsurance Group of America, Inc.	35,631	5,132,646
RenaissanceRe Holdings Ltd.	24,845	4,706,637
Unum Group	117,455	3,134,874
W.R. Berkley Corp.	81,956	6,026,225
White Mountains Insurance Group Ltd.	1,760	1,966,307
		82,550,440
Mortgage Real Estate Investment Trusts - 1.2%
AGNC Investment Corp.	308,262	5,730,591
Chimera Investment Corp.	106,129	2,249,935
MFA Financial, Inc.	255,704	1,994,491
New Residential Investment Corp.	236,361	3,956,683
Starwood Property Trust, Inc.	155,204	3,982,535
Two Harbors Investment Corp.	154,610	2,359,349
		20,273,584
Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc. (a)	4,393	1,367,102
MGIC Investment Corp.	197,701	2,726,297
New York Community Bancorp, Inc.	258,253	2,856,278
TFS Financial Corp.	27,760	567,137
		7,516,814

TOTAL FINANCIALS		242,191,529

HEALTH CARE - 10.7%
Biotechnology - 3.1%
Agios Pharmaceuticals, Inc. (a)(b)	34,221	1,667,589
Alkermes PLC (a)	88,835	1,546,617
Alnylam Pharmaceuticals, Inc. (a)	60,385	6,931,594
bluebird bio, Inc. (a)	31,380	2,500,672
Exact Sciences Corp. (a)	79,725	7,436,748
Exelixis, Inc. (a)	170,117	2,926,012
Ionis Pharmaceuticals, Inc. (a)	72,940	4,253,861
Moderna, Inc. (a)(b)	117,835	2,416,796
Neurocrine Biosciences, Inc. (a)	51,508	5,154,921
Sage Therapeutics, Inc. (a)	29,116	1,929,808
Sarepta Therapeutics, Inc. (a)(b)	40,216	4,663,447
Seattle Genetics, Inc. (a)	65,494	7,098,895
United Therapeutics Corp. (a)	24,606	2,403,268
		50,930,228
Health Care Equipment & Supplies - 3.2%
Cantel Medical Corp. (b)	21,484	1,397,749
DexCom, Inc. (a)	51,623	12,428,223
Envista Holdings Corp. (a)	81,978	2,425,729
Hill-Rom Holdings, Inc.	38,088	4,055,991
ICU Medical, Inc. (a)	10,949	1,997,864
Insulet Corp. (a)	33,826	6,563,597
Integra LifeSciences Holdings Corp. (a)	40,369	2,221,910
Masimo Corp. (a)	26,840	4,578,904
Penumbra, Inc. (a)	17,916	3,143,541
STERIS PLC	47,777	7,199,516
West Pharmaceutical Services, Inc.	41,695	6,502,335
		52,515,359
Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc. (a)(b)	49,489	1,590,082
Chemed Corp.	8,863	4,139,376
Covetrus, Inc. (a)	55,208	679,058
Encompass Health Corp.	55,794	4,297,812
Guardant Health, Inc. (a)	21,049	1,600,566
MEDNAX, Inc. (a)	46,551	1,073,932
Molina Healthcare, Inc. (a)	35,518	4,367,648
Premier, Inc. (a)	35,055	1,218,862
		18,967,336
Health Care Technology - 0.0%
Change Healthcare, Inc. (b)	27,605	428,430
Life Sciences Tools & Services - 2.0%
Adaptive Biotechnologies Corp.	9,477	283,410
Avantor, Inc.	179,441	3,314,275
Bio-Rad Laboratories, Inc. Class A (a)	12,101	4,367,493
Bio-Techne Corp.	21,365	4,486,009
Bruker Corp.	58,195	2,878,907
Charles River Laboratories International, Inc. (a)	27,450	4,243,221
PerkinElmer, Inc.	62,851	5,812,460
PRA Health Sciences, Inc. (a)	35,775	3,624,365
QIAGEN NV (a)	126,090	4,259,320
		33,269,460
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	82,634	5,048,937
Horizon Pharma PLC (a)	105,954	3,654,353
Jazz Pharmaceuticals PLC (a)	31,551	4,522,836
Nektar Therapeutics (a)(b)	95,628	1,902,041
Perrigo Co. PLC	71,891	4,100,663
		19,228,830

TOTAL HEALTH CARE		175,339,643

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	54,151	3,443,462
Curtiss-Wright Corp.	24,238	3,524,932
Hexcel Corp.	48,288	3,583,935
Huntington Ingalls Industries, Inc.	22,801	5,951,061
Spirit AeroSystems Holdings, Inc. Class A	58,655	3,831,345
Teledyne Technologies, Inc. (a)	20,398	7,446,494
		27,781,229
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	52,212	4,642,691
Airlines - 0.6%
Alaska Air Group, Inc.	68,815	4,444,761
Copa Holdings SA Class A	17,854	1,748,978
JetBlue Airways Corp. (a)	164,182	3,255,729
		9,449,468
Building Products - 1.7%
A.O. Smith Corp.	77,371	3,302,968
Allegion PLC	52,921	6,843,744
Armstrong World Industries, Inc.	27,885	2,797,702
Fortune Brands Home & Security, Inc.	79,467	5,460,178
Lennox International, Inc.	19,983	4,655,639
Owens Corning	61,201	3,702,048
Resideo Technologies, Inc. (a)	70,060	713,211
		27,475,490
Commercial Services & Supplies - 0.9%
ADT, Inc. (b)	63,067	391,015
Clean Harbors, Inc. (a)	29,354	2,413,486
IAA Spinco, Inc. (a)	75,627	3,574,132
KAR Auction Services, Inc.	73,066	1,535,847
Rollins, Inc.	80,705	3,062,755
Stericycle, Inc. (a)	50,855	3,187,591
		14,164,826
Construction & Engineering - 1.1%
AECOM (a)	88,801	4,282,872
Fluor Corp.	79,627	1,424,527
Jacobs Engineering Group, Inc.	75,171	6,955,573
Quanta Services, Inc.	80,603	3,155,607
Valmont Industries, Inc.	12,090	1,717,505
		17,536,084
Electrical Equipment - 0.9%
Acuity Brands, Inc.	22,552	2,658,204
GrafTech International Ltd.	35,011	375,668
Hubbell, Inc. Class B	30,913	4,427,669
nVent Electric PLC	86,297	2,148,795
Regal Beloit Corp.	23,208	1,820,900
Sensata Technologies, Inc. PLC (a)	89,046	4,209,204
		15,640,440
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	32,011	5,001,079
Machinery - 4.6%
AGCO Corp.	35,627	2,498,878
Allison Transmission Holdings, Inc.	62,275	2,752,555
Colfax Corp. (a)(b)	52,847	1,858,101
Crane Co.	28,564	2,441,079
Donaldson Co., Inc.	71,928	3,729,467
Flowserve Corp.	74,699	3,486,949
Gardner Denver Holdings, Inc. (a)	75,043	2,649,768
Gates Industrial Corp. PLC (a)	26,305	328,023
Graco, Inc.	94,014	4,996,844
IDEX Corp.	43,076	7,058,003
ITT, Inc.	49,983	3,352,860
Lincoln Electric Holdings, Inc.	33,426	2,980,931
Middleby Corp. (a)	31,569	3,540,779
Nordson Corp.	32,638	5,511,253
Oshkosh Corp.	38,722	3,331,641
Pentair PLC	95,348	4,093,290
Snap-On, Inc.	30,967	4,943,262
Timken Co.	37,842	1,987,840
Toro Co.	60,256	4,821,685
Trinity Industries, Inc.	57,302	1,164,950
WABCO Holdings, Inc. (a)	29,129	3,951,349
Woodward, Inc.	31,358	3,647,249
		75,126,756
Marine - 0.1%
Kirby Corp. (a)	33,818	2,478,521
Professional Services - 0.4%
Manpower, Inc.	33,455	3,060,798
Robert Half International, Inc.	64,652	3,760,807
		6,821,605
Road & Rail - 0.5%
AMERCO	5,046	1,873,428
Knight-Swift Transportation Holdings, Inc. Class A	70,211	2,603,424
Landstar System, Inc.	22,422	2,483,237
Ryder System, Inc.	29,620	1,413,466
Schneider National, Inc. Class B	31,548	702,574
		9,076,129
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	60,155	2,583,056
HD Supply Holdings, Inc. (a)	94,446	3,847,730
MSC Industrial Direct Co., Inc. Class A	24,873	1,693,105
Univar, Inc. (a)	96,521	2,080,028
Watsco, Inc.	18,483	3,214,563
WESCO International, Inc. (a)	23,702	1,147,414
		14,565,896
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	41,820	1,844,680

TOTAL INDUSTRIALS		231,604,894

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.5%
Ciena Corp. (a)	88,268	3,589,860
CommScope Holding Co., Inc. (a)	108,767	1,325,326
EchoStar Holding Corp. Class A (a)	28,057	1,119,615
Ubiquiti, Inc.	4,881	797,653
ViaSat, Inc. (a)	32,125	2,044,756
		8,877,210
Electronic Equipment & Components - 2.7%
Arrow Electronics, Inc. (a)	46,033	3,495,746
Avnet, Inc.	57,018	2,080,587
Cognex Corp.	93,434	4,762,331
Coherent, Inc. (a)	13,674	1,933,914
Dolby Laboratories, Inc. Class A	35,783	2,481,193
FLIR Systems, Inc.	76,884	3,962,601
Jabil, Inc.	84,855	3,300,011
Littelfuse, Inc.	13,429	2,375,724
National Instruments Corp.	74,098	3,306,994
SYNNEX Corp.	23,522	3,240,391
Trimble, Inc. (a)	143,312	6,093,626
Zebra Technologies Corp. Class A (a)	30,479	7,285,091
		44,318,209
IT Services - 4.7%
Alliance Data Systems Corp.	22,959	2,359,956
Amdocs Ltd.	77,214	5,555,547
Black Knight, Inc. (a)	81,879	5,479,343
Booz Allen Hamilton Holding Corp. Class A	77,714	6,064,801
CACI International, Inc. Class A (a)	14,002	3,744,695
CoreLogic, Inc.	45,152	2,099,568
EPAM Systems, Inc. (a)	29,560	6,743,818
Euronet Worldwide, Inc. (a)	28,482	4,489,902
Genpact Ltd.	106,541	4,716,570
Jack Henry & Associates, Inc.	43,780	6,546,861
Leidos Holdings, Inc.	76,173	7,653,101
MongoDB, Inc. Class A (a)(b)	23,826	3,905,320
Okta, Inc. (a)	59,717	7,646,762
Sabre Corp.	156,651	3,374,263
Switch, Inc. Class A	33,427	534,832
WEX, Inc. (a)	24,516	5,318,011
		76,233,350
Semiconductors & Semiconductor Equipment - 2.3%
Cree, Inc. (a)	61,328	2,851,139
Cypress Semiconductor Corp.	210,066	4,900,840
Entegris, Inc.	76,697	3,969,837
First Solar, Inc. (a)	46,931	2,326,839
MKS Instruments, Inc.	30,766	3,224,892
Monolithic Power Systems, Inc.	23,819	4,077,098
ON Semiconductor Corp. (a)	232,407	5,380,222
Teradyne, Inc.	95,191	6,281,654
Universal Display Corp.	24,300	4,280,931
		37,293,452
Software - 7.9%
2U, Inc. (a)	31,755	629,067
Alteryx, Inc. Class A (a)(b)	25,898	3,611,994
Anaplan, Inc. (a)	48,726	2,806,130
Aspen Technology, Inc. (a)	38,862	4,623,801
Avalara, Inc. (a)	26,709	2,274,004
CDK Global, Inc.	69,320	3,721,098
Cerence, Inc. (a)	20,742	442,842
Ceridian HCM Holding, Inc. (a)	53,111	3,892,505
Coupa Software, Inc. (a)	35,717	5,755,795
DocuSign, Inc. (a)	88,410	6,941,069
Dynatrace, Inc.	36,446	1,141,124
Elastic NV (a)	25,784	1,672,866
Fair Isaac Corp. (a)	16,164	6,504,070
FireEye, Inc. (a)	113,565	1,814,769
Guidewire Software, Inc. (a)	47,159	5,305,388
HubSpot, Inc. (a)	23,067	4,173,743
LogMeIn, Inc.	27,386	2,354,374
Manhattan Associates, Inc. (a)	36,278	3,100,318
Medallia, Inc.	9,311	262,756
New Relic, Inc. (a)	28,268	1,865,971
Nuance Communications, Inc. (a)	162,887	3,081,822
Nutanix, Inc. Class A (a)	96,331	3,127,868
Pagerduty, Inc.	23,957	558,677
Parametric Technology Corp. (a)	59,240	4,924,029
Paycom Software, Inc. (a)	28,063	8,928,524
Paylocity Holding Corp. (a)	19,648	2,787,855
Pegasystems, Inc.	21,712	1,871,792
Pluralsight, Inc. (a)	35,463	687,628
Proofpoint, Inc. (a)	31,722	3,895,779
RealPage, Inc. (a)	45,231	2,639,229
RingCentral, Inc. (a)	42,424	8,721,526
Smartsheet, Inc. (a)	49,745	2,411,638
SolarWinds, Inc. (a)(b)	25,571	483,803
Teradata Corp. (a)	63,795	1,552,770
The Trade Desk, Inc. (a)(b)	22,343	6,014,289
Tyler Technologies, Inc. (a)	21,856	7,074,350
Zendesk, Inc. (a)	62,986	5,441,990
Zscaler, Inc. (a)(b)	35,942	2,015,987
		129,113,240
Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp. (a)	72,585	2,447,566
Pure Storage, Inc. Class A (a)	131,972	2,349,102
Xerox Holdings Corp.	102,113	3,632,159
		8,428,827

TOTAL INFORMATION TECHNOLOGY		304,264,288

MATERIALS - 5.6%
Chemicals - 2.4%
Albemarle Corp. U.S. (b)	59,951	4,812,866
Ashland Global Holdings, Inc.	34,283	2,536,256
Axalta Coating Systems Ltd. (a)	117,616	3,388,517
Cabot Corp.	32,086	1,278,627
CF Industries Holdings, Inc.	124,294	5,006,562
Element Solutions, Inc. (a)	125,501	1,468,362
Huntsman Corp.	122,958	2,528,016
NewMarket Corp.	3,903	1,715,837
Olin Corp.	90,785	1,349,973
RPM International, Inc.	72,775	5,193,952
The Chemours Co. LLC	93,083	1,291,061
The Scotts Miracle-Gro Co. Class A	22,505	2,762,264
Valvoline, Inc.	107,387	2,263,718
W.R. Grace & Co.	32,564	2,193,511
Westlake Chemical Corp.	20,114	1,230,977
		39,020,499
Construction Materials - 0.1%
Eagle Materials, Inc.	23,777	2,167,749
Containers & Packaging - 2.2%
Aptargroup, Inc.	36,481	4,213,920
Ardagh Group SA	10,284	196,219
Avery Dennison Corp.	47,504	6,234,425
Berry Global Group, Inc. (a)	75,111	3,193,720
Crown Holdings, Inc. (a)	74,171	5,490,879
Graphic Packaging Holding Co.	164,745	2,574,964
O-I Glass, Inc.	88,191	1,112,970
Packaging Corp. of America	53,345	5,107,784
Sealed Air Corp.	88,559	3,143,845
Silgan Holdings, Inc.	44,314	1,367,530
Sonoco Products Co.	56,552	3,231,381
		35,867,637
Metals & Mining - 0.9%
Alcoa Corp. (a)	105,849	1,476,594
Reliance Steel & Aluminum Co.	37,101	4,259,195
Royal Gold, Inc.	37,211	4,291,173
Steel Dynamics, Inc.	117,323	3,505,611
United States Steel Corp.	96,547	875,681
		14,408,254
Paper & Forest Products - 0.0%
Domtar Corp.	32,423	1,128,969

TOTAL MATERIALS		92,593,108

REAL ESTATE - 12.2%
Equity Real Estate Investment Trusts (REITs) - 11.7%
American Campus Communities, Inc.	77,874	3,572,080
American Homes 4 Rent Class A	146,444	4,002,315
Americold Realty Trust	109,123	3,761,470
Apartment Investment & Management Co. Class A	84,167	4,436,443
Apple Hospitality (REIT), Inc.	119,640	1,796,993
Brandywine Realty Trust (SBI)	99,252	1,550,316
Brixmor Property Group, Inc.	169,090	3,375,036
Camden Property Trust (SBI)	53,200	5,981,276
Colony Capital, Inc.	272,180	1,271,081
Columbia Property Trust, Inc.	66,291	1,398,740
CoreSite Realty Corp.	21,337	2,506,031
Corporate Office Properties Trust (SBI)	63,797	1,899,237
Cousins Properties, Inc.	82,948	3,395,062
CubeSmart	109,435	3,465,806
CyrusOne, Inc.	63,757	3,879,613
Douglas Emmett, Inc.	94,485	3,921,128
Duke Realty Corp.	209,509	7,607,272
Empire State Realty Trust, Inc.	85,202	1,155,339
EPR Properties	44,350	3,165,260
Equity Commonwealth	68,557	2,247,984
Equity Lifestyle Properties, Inc.	98,788	7,186,827
Gaming & Leisure Properties	115,289	5,447,982
Healthcare Trust of America, Inc.	117,244	3,755,325
Highwoods Properties, Inc. (SBI)	58,142	2,913,496
Hospitality Properties Trust (SBI)	92,762	2,001,804
Hudson Pacific Properties, Inc.	86,518	3,144,064
Iron Mountain, Inc.	162,402	5,133,527
JBG SMITH Properties	69,609	2,822,645
Kilroy Realty Corp.	59,209	4,888,887
Kimco Realty Corp.	230,007	4,381,633
Lamar Advertising Co. Class A	48,472	4,498,686
Liberty Property Trust (SBI)	88,724	5,558,559
Life Storage, Inc.	26,437	2,992,140
Medical Properties Trust, Inc.	292,460	6,477,989
National Retail Properties, Inc.	97,427	5,455,912
Omega Healthcare Investors, Inc.	124,002	5,201,884
Outfront Media, Inc.	81,357	2,419,557
Paramount Group, Inc.	111,227	1,563,852
Park Hotels & Resorts, Inc.	135,861	2,980,790
Rayonier, Inc.	73,765	2,240,981
Regency Centers Corp.	94,774	5,879,779
Retail Properties America, Inc.	121,333	1,474,196
SITE Centers Corp.	85,415	1,085,625
SL Green Realty Corp.	45,485	4,186,439
Spirit Realty Capital, Inc.	56,488	2,981,437
Store Capital Corp.	122,059	4,790,816
Sun Communities, Inc.	51,582	8,365,053
Taubman Centers, Inc.	33,270	878,993
The Macerich Co.	80,469	1,795,263
VEREIT, Inc.	608,933	5,943,186
VICI Properties, Inc.	263,147	7,052,340
Weingarten Realty Investors (SBI)	68,929	2,005,834
		191,893,983
Real Estate Management & Development - 0.5%
Howard Hughes Corp. (a)	22,821	2,776,859
Jones Lang LaSalle, Inc.	29,252	4,967,575
		7,744,434

TOTAL REAL ESTATE		199,638,417

UTILITIES - 3.7%
Electric Utilities - 1.6%
Alliant Energy Corp.	137,004	8,132,557
Hawaiian Electric Industries, Inc.	61,693	3,017,405
IDACORP, Inc.	28,646	3,213,795
OGE Energy Corp.	113,869	5,220,894
Pinnacle West Capital Corp.	63,914	6,243,759
		25,828,410
Gas Utilities - 0.9%
Atmos Energy Corp.	66,628	7,797,475
National Fuel Gas Co.	46,595	2,012,438
UGI Corp.	118,765	4,939,436
		14,749,349
Independent Power and Renewable Electricity Producers - 0.6%
NRG Energy, Inc.	143,810	5,305,151
Vistra Energy Corp.	241,487	5,438,287
		10,743,438
Multi-Utilities - 0.2%
MDU Resources Group, Inc.	113,342	3,356,057
Water Utilities - 0.4%
Aqua America, Inc.	123,021	6,389,711

TOTAL UTILITIES		61,066,965

TOTAL COMMON STOCKS
(Cost $1,327,313,299)		1,630,178,164
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (c)
(Cost $119,717)	120,000	119,772
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund 1.58% (d)	7,196,895	$7,198,334
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	54,695,056	54,700,525
TOTAL MONEY MARKET FUNDS
(Cost $61,898,859)		61,898,859
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $1,389,331,875)		1,692,196,795
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(52,746,317)
NET ASSETS - 100%		$1,639,450,478

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	43	March 2020	$8,630,100	$(140,439)	$(140,439)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,772.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,630
Fidelity Securities Lending Cash Central Fund	360,341
Total	$389,971

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$60,676,491	$60,676,491	$--	$--
Consumer Discretionary	186,764,454	186,764,454	--	--
Consumer Staples	44,555,870	44,555,870	--	--
Energy	31,482,505	31,482,505	--	--
Financials	242,191,529	242,191,529	--	--
Health Care	175,339,643	175,339,643	--	--
Industrials	231,604,894	231,604,894	--	--
Information Technology	304,264,288	304,264,288	--	--
Materials	92,593,108	92,593,108	--	--
Real Estate	199,638,417	199,638,417	--	--
Utilities	61,066,965	61,066,965	--	--
U.S. Government and Government Agency Obligations	119,772	--	119,772	--
Money Market Funds	61,898,859	61,898,859	--	--
Total Investments in Securities:	$1,692,196,795	$1,692,077,023	$119,772	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(140,439)	$(140,439)	$--	$--
Total Liabilities	$(140,439)	$(140,439)	$--	$--
Total Derivative Instruments:	$(140,439)	$(140,439)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(140,439)
Total Equity Risk	0	(140,439)
Total Value of Derivatives	$0	$(140,439)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $51,567,147) — See accompanying schedule: Unaffiliated issuers (cost $1,327,433,016)	$1,630,297,936
Fidelity Central Funds (cost $61,898,859)	61,898,859
Total Investment in Securities (cost $1,389,331,875)		$1,692,196,795
Segregated cash with brokers for derivative instruments		213,250
Cash		110,404
Receivable for fund shares sold		39,789,481
Dividends receivable		1,067,285
Distributions receivable from Fidelity Central Funds		22,891
Prepaid expenses		2,099
Receivable from investment adviser for expense reductions		104,594
Total assets		1,733,506,799
Liabilities
Payable for investments purchased	$37,430,217
Payable for fund shares redeemed	1,546,818
Accrued management fee	156,929
Payable for daily variation margin on futures contracts	170,936
Other payables and accrued expenses	58,790
Collateral on securities loaned	54,692,631
Total liabilities		94,056,321
Net Assets		$1,639,450,478
Net Assets consist of:
Paid in capital		$1,324,317,768
Total accumulated earnings (loss)		315,132,710
Net Assets		$1,639,450,478
Net Asset Value, offering price and redemption price per share ($1,639,450,478 ÷ 128,935,101 shares)		$12.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$15,151,322
Interest		4,582
Income from Fidelity Central Funds (including $360,341 from security lending)		389,971
Total income		15,545,875
Expenses
Management fee	$950,148
Custodian fees and expenses	56,700
Independent trustees' fees and expenses	3,315
Registration fees	12,519
Audit	28,525
Legal	5,273
Interest	12,089
Miscellaneous	4,644
Total expenses before reductions	1,073,213
Expense reductions	(624,042)
Total expenses after reductions		449,171
Net investment income (loss)		15,096,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,397,832
Fidelity Central Funds	483
Futures contracts	260,309
Total net realized gain (loss)		38,658,624
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	22,251,509
Futures contracts	(255,250)
Total change in net unrealized appreciation (depreciation)		21,996,259
Net gain (loss)		60,654,883
Net increase (decrease) in net assets resulting from operations		$75,751,587

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,096,704	$30,662,558
Net realized gain (loss)	38,658,624	45,831,529
Change in net unrealized appreciation (depreciation)	21,996,259	20,864,344
Net increase (decrease) in net assets resulting from operations	75,751,587	97,358,431
Distributions to shareholders	(82,587,160)	(136,561,154)
Share transactions
Proceeds from sales of shares	498,721,195	816,434,043
Reinvestment of distributions	31,118,897	17,561,702
Cost of shares redeemed	(745,839,294)	(1,213,960,114)
Net increase (decrease) in net assets resulting from share transactions	(215,999,202)	(379,964,369)
Total increase (decrease) in net assets	(222,834,775)	(419,167,092)
Net Assets
Beginning of period	1,862,285,253	2,281,452,345
End of period	$1,639,450,478	$1,862,285,253
Other Information
Shares
Sold	40,004,199	69,853,539
Issued in reinvestment of distributions	2,475,641	1,408,093
Redeemed	(59,090,275)	(101,839,298)
Net increase (decrease)	(16,610,435)	(30,577,666)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Small-Mid Cap 500 Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.80	$12.95	$11.37	$10.26	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.19	.17	.15	.14
Net realized and unrealized gain (loss)	.42	.46	1.62	1.11	.18
Total from investment operations	.53	.65	1.79	1.26	.32
Distributions from net investment income	(.22)	(.18)	(.13)	(.09)	(.05)
Distributions from net realized gain	(.39)	(.63)	(.08)	(.06)	(.01)
Total distributions	(.61)	(.80)C	(.21)	(.15)	(.06)
Net asset value, end of period	$12.72	$12.80	$12.95	$11.37	$10.26
Total ReturnD,E	4.32%	5.26%	15.91%	12.41%	3.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.22%	.23%	.29%	.35%H
Expenses net of fee waivers, if any	.05%H	.08%	.13%	.15%	.15%H
Expenses net of all reductions	.05%H	.08%	.13%	.15%	.15%H
Net investment income (loss)	1.75%H	1.53%	1.37%	1.38%	1.48%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,639,450	$1,862,285	$2,281,452	$1,460,960	$355,719
Portfolio turnover rateI	35%H	41%	39%	22%	99%H

 A For the period August 12, 2015 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.80 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.626 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity SAI Small-Mid Cap 500 Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$393,867,296
Gross unrealized depreciation	(106,509,449)
Net unrealized appreciation (depreciation)	$287,357,847
Tax cost	$1,404,698,509

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,500,817 and $576,397,750, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Small-Mid Cap 500 Index Fund	Borrower	$9,193,600	1.89%	$12,089

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,095 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $38,198. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through November 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $624,042.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.05%	$1,000.00	$1,043.20	$.26
Hypothetical-C		$1,000.00	$1,024.89	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Small-Mid Cap 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreement with Geode (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI Small-Mid Cap 500 Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.05% through November 30, 2020.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

SV3-SANN-0320
1.9868214.104

Fidelity® SAI U.S. Quality Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2020

% of fund's net assets
Apple, Inc.	7.7
Alphabet, Inc. Class A	5.9
Microsoft Corp.	5.6
Visa, Inc. Class A	4.3
MasterCard, Inc. Class A	4.1
27.6

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Information Technology	34.5
Health Care	22.5
Consumer Staples	11.4
Consumer Discretionary	9.7
Financials	7.5

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.8%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 6.0%
Interactive Media & Services - 6.0%
Alphabet, Inc. Class A (a)	405,550	$581,063,929
Match Group, Inc. (a)(b)	122,591	9,589,068
		590,652,997
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.2%
Gentex Corp.	570,831	16,993,639
Diversified Consumer Services - 0.1%
Frontdoor, Inc. (a)	189,658	8,075,638
Hotels, Restaurants & Leisure - 0.1%
Wyndham Destinations, Inc.	206,634	10,027,948
Household Durables - 0.2%
Garmin Ltd.	272,988	26,466,187
Internet & Direct Marketing Retail - 1.8%
The Booking Holdings, Inc. (a)	95,451	174,727,828
Specialty Retail - 4.5%
AutoZone, Inc. (a)	55,081	58,273,495
The Home Depot, Inc.	1,674,959	382,058,148
		440,331,643
Textiles, Apparel & Luxury Goods - 2.8%
NIKE, Inc. Class B	2,810,677	270,668,195

TOTAL CONSUMER DISCRETIONARY		947,291,078

CONSUMER STAPLES - 11.4%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	408,886	27,657,049
Monster Beverage Corp. (a)	867,866	57,799,876
		85,456,925
Food Products - 0.5%
The Hershey Co.	334,485	51,902,037
Household Products - 6.9%
Clorox Co.	282,092	44,375,893
Colgate-Palmolive Co.	1,926,623	142,146,245
Kimberly-Clark Corp.	772,863	110,704,896
Procter & Gamble Co.	3,064,966	381,956,063
		679,183,097
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	213,486	8,293,931
Tobacco - 3.0%
Philip Morris International, Inc.	3,492,932	288,865,476

TOTAL CONSUMER STAPLES		1,113,701,466

FINANCIALS - 7.5%
Banks - 0.3%
SVB Financial Group (a)	115,963	27,869,388
Capital Markets - 4.1%
Ameriprise Financial, Inc.	293,746	48,588,526
Eaton Vance Corp. (non-vtg.)	253,273	11,587,240
FactSet Research Systems, Inc. (b)	85,999	24,605,174
LPL Financial	184,415	16,990,154
MarketAxess Holdings, Inc.	84,795	30,032,693
Moody's Corp.	365,418	93,835,688
MSCI, Inc.	190,032	54,311,146
SEI Investments Co.	284,233	18,549,046
T. Rowe Price Group, Inc.	528,586	70,582,089
TD Ameritrade Holding Corp.	603,900	28,673,172
		397,754,928
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	31,165	13,369,162
Synchrony Financial	1,370,207	44,408,409
		57,777,571
Insurance - 2.4%
Aon PLC	529,611	116,646,823
Primerica, Inc.	93,835	11,125,078
Progressive Corp.	1,312,743	105,925,233
		233,697,134
Thrifts& Mortgage Finance - 0.1%
Essent Group Ltd.	220,433	10,935,681

TOTAL FINANCIALS		728,034,702

HEALTH CARE - 22.5%
Biotechnology - 6.9%
AbbVie, Inc.	3,319,404	268,938,112
Amgen, Inc.	1,346,370	290,883,239
Biogen, Inc. (a)	414,136	111,340,464
		671,161,815
Health Care Equipment & Supplies - 2.0%
Align Technology, Inc. (a)	163,041	41,917,841
Edwards Lifesciences Corp. (a)	466,963	102,666,485
IDEXX Laboratories, Inc. (a)	186,564	50,560,710
		195,145,036
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	292,118	42,827,420
Life Sciences Tools & Services - 1.4%
Illumina, Inc. (a)	330,068	95,742,825
Mettler-Toledo International, Inc. (a)	55,209	41,803,151
		137,545,976
Pharmaceuticals - 11.8%
Bristol-Myers Squibb Co.	5,263,629	331,345,446
Jazz Pharmaceuticals PLC (a)	126,861	18,185,524
Merck & Co., Inc.	3,998,000	341,589,120
Pfizer, Inc.	8,378,627	312,020,069
Zoetis, Inc. Class A	1,072,203	143,900,365
		1,147,040,524

TOTAL HEALTH CARE		2,193,720,771

INDUSTRIALS - 6.3%
Electrical Equipment - 0.5%
Rockwell Automation, Inc.	262,533	50,317,075
Industrial Conglomerates - 3.0%
3M Co.	1,291,684	204,938,583
Roper Technologies, Inc.	233,569	89,143,945
		294,082,528
Machinery - 1.8%
Allison Transmission Holdings, Inc.	269,998	11,933,912
IDEX Corp.	170,510	27,938,064
Illinois Tool Works, Inc.	661,208	115,698,176
Snap-On, Inc.	123,699	19,746,071
		175,316,223
Professional Services - 0.1%
Robert Half International, Inc.	263,398	15,321,862
Road & Rail - 0.1%
Landstar System, Inc. (b)	88,792	9,833,714
Trading Companies & Distributors - 0.8%
Fastenal Co.	1,287,240	44,898,931
W.W. Grainger, Inc.	99,328	30,063,606
		74,962,537

TOTAL INDUSTRIALS		619,833,939

INFORMATION TECHNOLOGY - 34.5%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	122,241	27,301,305
F5 Networks, Inc. (a)	134,723	16,452,373
		43,753,678
IT Services - 13.9%
Accenture PLC Class A	1,297,122	266,182,406
Automatic Data Processing, Inc.	974,367	166,996,760
MasterCard, Inc. Class A	1,259,118	397,805,741
Paychex, Inc.	717,500	61,539,975
VeriSign, Inc. (a)	233,716	48,645,648
Visa, Inc. Class A (b)	2,104,018	418,636,461
		1,359,806,991
Semiconductors & Semiconductor Equipment - 3.0%
Maxim Integrated Products, Inc.	609,485	36,642,238
Texas Instruments, Inc.	2,096,106	252,895,189
		289,537,427
Software - 9.5%
ANSYS, Inc. (a)	183,013	50,205,956
Cadence Design Systems, Inc. (a)	628,624	45,330,077
Check Point Software Technologies Ltd. (a)	263,350	30,103,539
Fortinet, Inc. (a)	318,701	36,765,347
Intuit, Inc.	583,934	163,723,415
Manhattan Associates, Inc. (a)	144,122	12,316,666
Microsoft Corp.	3,240,417	551,616,186
Paycom Software, Inc. (a)	110,207	35,063,459
		925,124,645
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	2,424,026	750,260,280

TOTAL INFORMATION TECHNOLOGY		3,368,483,021

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Public Storage	337,137	75,437,775
Ryman Hospitality Properties, Inc.	115,259	9,800,473
Simon Property Group, Inc.	691,645	92,092,532
		177,330,780
TOTAL COMMON STOCKS
(Cost $7,824,355,338)		9,739,048,754
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (c)
(Cost $548,704)	550,000	548,955
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund 1.58% (d)	16,949,891	$16,953,281
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	231,170,160	231,193,277
TOTAL MONEY MARKET FUNDS
(Cost $248,146,558)		248,146,558
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $8,073,050,600)		9,987,744,267
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(222,948,320)
NET ASSETS - 100%		$9,764,795,947

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	159	March 2020	$25,630,800	$357,112	$357,112

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $548,955.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$278,096
Fidelity Securities Lending Cash Central Fund	138,133
Total	$416,229

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$590,652,997	$590,652,997	$--	$--
Consumer Discretionary	947,291,078	947,291,078	--	--
Consumer Staples	1,113,701,466	1,113,701,466	--	--
Financials	728,034,702	728,034,702	--	--
Health Care	2,193,720,771	2,193,720,771	--	--
Industrials	619,833,939	619,833,939	--	--
Information Technology	3,368,483,021	3,368,483,021	--	--
Real Estate	177,330,780	177,330,780	--	--
U.S. Government and Government Agency Obligations	548,955	--	548,955	--
Money Market Funds	248,146,558	248,146,558	--	--
Total Investments in Securities:	$9,987,744,267	$9,987,195,312	$548,955	$--
Derivative Instruments:
Assets
Futures Contracts	$357,112	$357,112	$--	$--
Total Assets	$357,112	$357,112	$--	$--
Total Derivative Instruments:	$357,112	$357,112	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$357,112	$0
Total Equity Risk	357,112	0
Total Value of Derivatives	$357,112	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $216,925,289) — See accompanying schedule: Unaffiliated issuers (cost $7,824,904,042)	$9,739,597,709
Fidelity Central Funds (cost $248,146,558)	248,146,558
Total Investment in Securities (cost $8,073,050,600)		$9,987,744,267
Segregated cash with brokers for derivative instruments		420,244
Cash		252,861
Receivable for fund shares sold		3,056,325
Dividends receivable		17,730,012
Distributions receivable from Fidelity Central Funds		62,309
Prepaid expenses		9,032
Other receivables		25
Total assets		10,009,275,075
Liabilities
Payable for investments purchased	$10,267,510
Payable for fund shares redeemed	1,649,821
Accrued management fee	839,345
Payable for daily variation margin on futures contracts	479,706
Other payables and accrued expenses	67,900
Collateral on securities loaned	231,174,846
Total liabilities		244,479,128
Net Assets		$9,764,795,947
Net Assets consist of:
Paid in capital		$7,737,593,627
Total accumulated earnings (loss)		2,027,202,320
Net Assets		$9,764,795,947
Net Asset Value, offering price and redemption price per share ($9,764,795,947 ÷ 664,050,092 shares)		$14.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$94,659,628
Interest		11,933
Income from Fidelity Central Funds (including $138,133 from security lending)		416,229
Total income		95,087,790
Expenses
Management fee	$4,700,684
Custodian fees and expenses	58,539
Independent trustees' fees and expenses	17,022
Registration fees	102,257
Audit	28,254
Legal	11,593
Interest	46,746
Miscellaneous	22,619
Total expenses before reductions	4,987,714
Expense reductions	(766)
Total expenses after reductions		4,986,948
Net investment income (loss)		90,100,842
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	221,534,630
Fidelity Central Funds	2,577
Futures contracts	2,749,660
Total net realized gain (loss)		224,286,867
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	666,826,344
Fidelity Central Funds	(118)
Futures contracts	267,893
Total change in net unrealized appreciation (depreciation)		667,094,119
Net gain (loss)		891,380,986
Net increase (decrease) in net assets resulting from operations		$981,481,828

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,100,842	$133,760,106
Net realized gain (loss)	224,286,867	968,738,185
Change in net unrealized appreciation (depreciation)	667,094,119	(345,749,271)
Net increase (decrease) in net assets resulting from operations	981,481,828	756,749,020
Distributions to shareholders	(1,171,850,303)	(197,565,929)
Share transactions
Proceeds from sales of shares	1,357,462,165	1,813,165,441
Reinvestment of distributions	869,380,021	138,985,268
Cost of shares redeemed	(1,004,434,147)	(1,026,220,857)
Net increase (decrease) in net assets resulting from share transactions	1,222,408,039	925,929,852
Total increase (decrease) in net assets	1,032,039,564	1,485,112,943
Net Assets
Beginning of period	8,732,756,383	7,247,643,440
End of period	$9,764,795,947	$8,732,756,383
Other Information
Shares
Sold	95,437,620	127,001,447
Issued in reinvestment of distributions	63,065,977	9,901,495
Redeemed	(69,209,749)	(71,472,984)
Net increase (decrease)	89,293,848	65,429,958

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Quality Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.19	$14.23	$12.27	$10.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.25	.21	.21	.13
Net realized and unrealized gain (loss)	1.31	1.10	2.25	1.36	.77
Total from investment operations	1.45	1.35	2.46	1.57	.90
Distributions from net investment income	(.24)	(.19)	(.19)	(.14)	(.03)
Distributions from net realized gain	(1.69)	(.20)	(.31)	(.03)	–
Total distributions	(1.94)C	(.39)	(.50)	(.17)	(.03)
Net asset value, end of period	$14.70	$15.19	$14.23	$12.27	$10.87
Total ReturnD,E	10.65%	9.70%	20.71%	14.70%	9.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.11%H	.19%	.20%	.21%	.25%H
Expenses net of fee waivers, if any	.11%H	.15%	.15%	.15%	.15%H
Expenses net of all reductions	.11%H	.15%	.15%	.15%	.15%H
Net investment income (loss)	1.92%H	1.76%	1.55%	1.84%	1.56%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,764,796	$8,732,756	$7,247,643	$5,093,881	$3,598,609
Portfolio turnover rateI	62%H	99%	34%	31%	25%H

 A For the period October 8, 2015 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.94 per share is comprised of distributions from net investment income of $0.244 and distributions from net realized gain of $1.693 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,065,366,566
Gross unrealized depreciation	(162,702,107)
Net unrealized appreciation (depreciation)	$1,902,664,459
Tax cost	$8,085,436,920

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,066,969,761 and $2,920,299,750, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Quality Index Fund	Borrower	$85,215,273	1.80%	$46,746

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,939 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $14,549. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $766, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund and Strategic Advisers Fidelity U.S. Total Stock Fund were the owners of record of approximately 25% and 37%, respectively, of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.11%	$1,000.00	$1,106.50	$.58
Hypothetical-C		$1,000.00	$1,024.58	$.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Quality Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreement with Geode (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI U.S. Quality Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2018. The Board considered that the Total Mapped Group is dominated by non-factor based index funds (including Fidelity funds) with lower management fees than the fund. The Board further considered that Fidelity believes the management fee is reasonable and that the total expense ratio for the fund ranks below median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.15% through November 30, 2020.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

SV4-SANN-0320
1.9868210.104

Fidelity® SAI U.S. Large Cap Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2020

% of fund's net assets
Microsoft Corp.	4.8
Apple, Inc.	4.8
Amazon.com, Inc.	3.1
Facebook, Inc. Class A	1.8
Berkshire Hathaway, Inc. Class B	1.6
16.1

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Information Technology	24.1
Health Care	13.8
Financials	12.6
Communication Services	10.4
Consumer Discretionary	9.8

Asset Allocation (% of fund's net assets)

As of January 31, 2020 *
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 3.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	3,583,993	$134,829,817
CenturyLink, Inc.	481,386	6,575,733
Verizon Communications, Inc.	2,029,110	120,610,298
		262,015,848
Entertainment - 1.8%
Activision Blizzard, Inc.	376,925	22,042,574
Electronic Arts, Inc. (a)	143,251	15,459,648
Live Nation Entertainment, Inc. (a)	69,135	4,712,242
Netflix, Inc. (a)	215,015	74,199,526
Take-Two Interactive Software, Inc. (a)	55,528	6,921,010
The Walt Disney Co.	884,296	122,306,980
		245,641,980
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (a)	147,005	210,625,824
Class C (a)	146,640	210,315,487
Facebook, Inc. Class A (a)	1,180,666	238,388,272
Twitter, Inc. (a)	380,895	12,371,470
		671,701,053
Media - 1.4%
CBS Corp. Class B	265,154	9,049,706
Charter Communications, Inc. Class A (a)(b)	76,924	39,805,093
Comcast Corp. Class A	2,227,325	96,198,167
Discovery Communications, Inc.:
Class A (a)(b)	77,729	2,274,351
Class C (non-vtg.) (a)	164,413	4,565,749
DISH Network Corp. Class A (a)	125,605	4,617,240
Fox Corp.:
Class A	173,792	6,444,207
Class B	79,799	2,899,098
Interpublic Group of Companies, Inc.	190,217	4,317,926
News Corp.:
Class A	190,851	2,599,391
Class B (b)	59,522	831,522
Omnicom Group, Inc.	106,821	8,044,690
		181,647,140
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	155,315	12,299,395

TOTAL COMMUNICATION SERVICES		1,373,305,416

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.1%
Aptiv PLC	125,250	10,619,948
BorgWarner, Inc.	101,308	3,473,851
		14,093,799
Automobiles - 0.3%
Ford Motor Co.	1,910,485	16,850,478
General Motors Co.	616,870	20,597,289
Harley-Davidson, Inc. (b)	75,711	2,528,747
		39,976,514
Distributors - 0.1%
Genuine Parts Co.	71,280	6,669,670
LKQ Corp. (a)	150,351	4,914,222
		11,583,892
Diversified Consumer Services - 0.0%
H&R Block, Inc.	95,860	2,223,952
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	196,521	8,554,559
Chipotle Mexican Grill, Inc. (a)	12,546	10,874,371
Darden Restaurants, Inc.	60,150	7,003,265
Hilton Worldwide Holdings, Inc.	138,435	14,923,293
Las Vegas Sands Corp.	165,797	10,828,202
Marriott International, Inc. Class A	133,134	18,646,748
McDonald's Corp.	369,484	79,058,491
MGM Mirage, Inc.	252,660	7,847,620
Norwegian Cruise Line Holdings Ltd. (a)	104,383	5,621,025
Royal Caribbean Cruises Ltd.	84,336	9,874,059
Starbucks Corp.	579,425	49,152,623
Wynn Resorts Ltd.	47,403	5,980,362
Yum! Brands, Inc.	148,394	15,695,633
		244,060,251
Household Durables - 0.4%
D.R. Horton, Inc.	164,519	9,739,525
Garmin Ltd.	70,884	6,872,204
Leggett & Platt, Inc.	64,565	3,072,648
Lennar Corp. Class A	137,320	9,112,555
Mohawk Industries, Inc. (a)	29,165	3,840,447
Newell Brands, Inc.	186,949	3,651,114
NVR, Inc. (a)	1,704	6,504,117
PulteGroup, Inc.	124,980	5,580,357
Whirlpool Corp. (b)	31,006	4,532,147
		52,905,114
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	204,329	410,439,749
eBay, Inc.	375,178	12,590,974
Expedia, Inc.	68,560	7,435,332
The Booking Holdings, Inc. (a)	20,535	37,590,344
		468,056,399
Leisure Products - 0.0%
Hasbro, Inc.	62,433	6,360,050
Multiline Retail - 0.5%
Dollar General Corp.	124,910	19,162,443
Dollar Tree, Inc. (a)	116,108	10,109,524
Kohl's Corp.	76,808	3,283,542
Macy's, Inc. (b)	151,630	2,418,499
Nordstrom, Inc. (b)	52,620	1,939,573
Target Corp.	248,615	27,531,625
		64,445,206
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	33,978	4,476,602
AutoZone, Inc. (a)	11,690	12,367,552
Best Buy Co., Inc.	111,724	9,461,906
CarMax, Inc. (a)(b)	80,671	7,828,314
Gap, Inc.	104,556	1,820,320
L Brands, Inc.	113,943	2,638,920
Lowe's Companies, Inc.	376,047	43,711,703
O'Reilly Automotive, Inc. (a)	37,119	15,074,026
Ross Stores, Inc.	177,470	19,910,359
The Home Depot, Inc.	535,184	122,075,470
Tiffany & Co., Inc.	52,960	7,097,699
TJX Companies, Inc.	594,954	35,126,084
Tractor Supply Co.	58,080	5,398,536
Ulta Beauty, Inc. (a)	28,044	7,513,268
		294,500,759
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	74,436	2,230,103
Hanesbrands, Inc.	177,495	2,442,331
NIKE, Inc. Class B	611,325	58,870,598
PVH Corp.	36,373	3,170,634
Ralph Lauren Corp.	24,398	2,769,173
Tapestry, Inc.	135,368	3,488,433
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	92,642	1,869,516
Class C (non-vtg.) (a)(b)	95,107	1,708,122
VF Corp.	160,666	13,330,458
		89,879,368

TOTAL CONSUMER DISCRETIONARY		1,288,085,304

CONSUMER STAPLES - 7.2%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	89,390	6,046,340
Constellation Brands, Inc. Class A (sub. vtg.)	82,178	15,474,117
Molson Coors Beverage Co. Class B	92,163	5,122,420
Monster Beverage Corp. (a)	187,297	12,473,980
PepsiCo, Inc.	684,142	97,161,847
The Coca-Cola Co.	1,891,860	110,484,624
		246,763,328
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	216,749	66,221,154
Kroger Co.	393,473	10,568,685
Sysco Corp.	250,330	20,562,106
Walgreens Boots Alliance, Inc.	367,832	18,704,257
Walmart, Inc.	695,992	79,684,124
		195,740,326
Food Products - 1.1%
Archer Daniels Midland Co.	273,121	12,224,896
Campbell Soup Co. (b)	82,879	4,010,515
Conagra Brands, Inc.	238,762	7,860,045
General Mills, Inc.	296,528	15,484,692
Hormel Foods Corp.	136,426	6,447,493
Kellogg Co.	122,164	8,332,806
Lamb Weston Holdings, Inc.	71,661	6,543,366
McCormick & Co., Inc. (non-vtg.)	60,627	9,904,633
Mondelez International, Inc.	706,412	40,533,921
The Hershey Co.	72,764	11,290,790
The J.M. Smucker Co.	55,957	5,797,705
The Kraft Heinz Co.	305,547	8,921,972
Tyson Foods, Inc. Class A	144,824	11,966,807
		149,319,641
Household Products - 1.7%
Church & Dwight Co., Inc.	120,396	8,935,791
Clorox Co.	61,572	9,685,891
Colgate-Palmolive Co.	420,477	31,022,793
Kimberly-Clark Corp.	168,184	24,090,676
Procter & Gamble Co.	1,223,518	152,474,813
		226,209,964
Personal Products - 0.2%
Coty, Inc. Class A	145,447	1,492,286
Estee Lauder Companies, Inc. Class A	109,184	21,308,349
		22,800,635
Tobacco - 0.8%
Altria Group, Inc.	916,541	43,563,194
Philip Morris International, Inc.	763,346	63,128,714
		106,691,908

TOTAL CONSUMER STAPLES		947,525,802

ENERGY - 3.9%
Energy Equipment & Services - 0.4%
Baker Hughes, A GE Co. Class A	318,834	6,905,944
Halliburton Co.	430,654	9,392,564
Helmerich & Payne, Inc.	53,254	2,159,450
National Oilwell Varco, Inc.	189,285	3,901,164
Schlumberger Ltd.	679,194	22,759,791
TechnipFMC PLC	206,168	3,403,834
		48,522,747
Oil, Gas & Consumable Fuels - 3.5%
Apache Corp.	184,488	5,062,351
Cabot Oil & Gas Corp.	200,130	2,819,832
Chevron Corp.	927,704	99,394,207
Cimarex Energy Co.	49,982	2,193,710
Concho Resources, Inc.	98,628	7,474,030
ConocoPhillips Co.	538,343	31,993,724
Devon Energy Corp.	189,862	4,123,803
Diamondback Energy, Inc.	79,059	5,881,990
EOG Resources, Inc.	285,425	20,810,337
Exxon Mobil Corp.	2,075,872	128,953,169
Hess Corp.	127,070	7,188,350
HollyFrontier Corp.	72,845	3,272,197
Kinder Morgan, Inc.	955,668	19,944,791
Marathon Oil Corp.	392,444	4,462,088
Marathon Petroleum Corp.	318,570	17,362,065
Noble Energy, Inc.	234,657	4,639,169
Occidental Petroleum Corp.	438,276	17,408,323
ONEOK, Inc.	202,668	15,173,753
Phillips 66 Co.	218,012	19,919,756
Pioneer Natural Resources Co.	81,269	10,971,315
The Williams Companies, Inc.	594,646	12,303,226
Valero Energy Corp.	201,475	16,986,357
		458,338,543

TOTAL ENERGY		506,861,290

FINANCIALS - 12.6%
Banks - 5.2%
Bank of America Corp.	3,971,884	130,396,952
BB&T Corp.	657,958	33,930,894
Citigroup, Inc.	1,071,124	79,702,337
Citizens Financial Group, Inc.	213,277	7,950,967
Comerica, Inc.	70,719	4,325,174
Fifth Third Bancorp	348,174	9,905,550
First Republic Bank	82,684	9,168,002
Huntington Bancshares, Inc.	506,678	6,875,620
JPMorgan Chase & Co.	1,538,832	203,679,804
KeyCorp	483,233	9,041,289
M&T Bank Corp.	64,742	10,910,322
Peoples United Financial, Inc.	217,869	3,359,540
PNC Financial Services Group, Inc.	214,978	31,934,982
Regions Financial Corp.	473,253	7,368,549
SVB Financial Group (a)	25,300	6,080,349
U.S. Bancorp	697,322	37,111,477
Wells Fargo & Co.	1,888,264	88,635,112
Zions Bancorp NA	83,629	3,804,283
		684,181,203
Capital Markets - 2.8%
Ameriprise Financial, Inc.	62,160	10,281,886
Bank of New York Mellon Corp.	411,729	18,437,225
BlackRock, Inc. Class A	57,860	30,512,471
Cboe Global Markets, Inc.	54,391	6,702,059
Charles Schwab Corp.	560,914	25,549,633
CME Group, Inc.	175,820	38,172,280
E*TRADE Financial Corp.	110,835	4,723,788
Franklin Resources, Inc. (b)	136,835	3,461,926
Goldman Sachs Group, Inc.	156,350	37,172,213
Intercontinental Exchange, Inc.	273,204	27,249,367
Invesco Ltd.	182,584	3,158,703
MarketAxess Holdings, Inc.	18,606	6,589,873
Moody's Corp.	79,662	20,456,405
Morgan Stanley	603,529	31,540,426
MSCI, Inc.	41,559	11,877,562
Northern Trust Corp.	103,953	10,167,643
Raymond James Financial, Inc.	60,573	5,538,189
S&P Global, Inc.	119,909	35,220,871
State Street Corp.	178,400	13,492,392
T. Rowe Price Group, Inc.	114,648	15,308,947
The NASDAQ OMX Group, Inc.	56,295	6,556,116
		362,169,975
Consumer Finance - 0.7%
American Express Co.	329,199	42,753,074
Capital One Financial Corp.	228,493	22,803,601
Discover Financial Services	153,793	11,554,468
Synchrony Financial	291,671	9,453,057
		86,564,200
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	959,678	215,380,534
Insurance - 2.3%
AFLAC, Inc.	360,128	18,571,801
Allstate Corp.	158,942	18,840,985
American International Group, Inc.	426,815	21,451,722
Aon PLC	114,874	25,300,999
Arthur J. Gallagher & Co.	91,514	9,386,591
Assurant, Inc.	29,749	3,884,029
Chubb Ltd.	222,351	33,795,128
Cincinnati Financial Corp.	74,545	7,823,498
Everest Re Group Ltd.	20,008	5,533,613
Globe Life, Inc.	48,880	5,096,229
Hartford Financial Services Group, Inc.	176,834	10,482,720
Lincoln National Corp.	97,300	5,300,904
Loews Corp.	125,501	6,457,026
Marsh & McLennan Companies, Inc.	247,603	27,696,872
MetLife, Inc.	383,511	19,064,332
Principal Financial Group, Inc.	126,692	6,708,341
Progressive Corp.	286,832	23,144,474
Prudential Financial, Inc.	197,227	17,959,491
The Travelers Companies, Inc.	126,636	16,667,830
Unum Group	101,192	2,700,814
W.R. Berkley Corp.	71,191	5,234,674
Willis Group Holdings PLC	63,081	13,328,384
		304,430,457

TOTAL FINANCIALS		1,652,726,369

HEALTH CARE - 13.8%
Biotechnology - 1.8%
AbbVie, Inc.	725,541	58,783,332
Alexion Pharmaceuticals, Inc. (a)	108,570	10,790,772
Amgen, Inc.	291,520	62,982,896
Biogen, Inc. (a)	88,529	23,801,022
Gilead Sciences, Inc.	620,707	39,228,682
Incyte Corp. (a)	87,713	6,409,189
Regeneron Pharmaceuticals, Inc. (a)	39,191	13,244,207
Vertex Pharmaceuticals, Inc. (a)	126,164	28,645,536
		243,885,636
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	867,125	75,561,273
Abiomed, Inc. (a)	22,154	4,127,069
Align Technology, Inc. (a)	35,187	9,046,578
Baxter International, Inc.	250,490	22,348,718
Becton, Dickinson & Co.	132,694	36,514,735
Boston Scientific Corp. (a)	683,840	28,632,381
Danaher Corp.	313,640	50,455,267
Dentsply Sirona, Inc.	109,121	6,110,776
Edwards Lifesciences Corp. (a)	102,329	22,498,054
Hologic, Inc. (a)	131,557	7,040,931
IDEXX Laboratories, Inc. (a)	42,087	11,405,998
Intuitive Surgical, Inc. (a)	56,703	31,741,205
Medtronic PLC	657,620	75,915,653
ResMed, Inc.	70,545	11,214,539
STERIS PLC	41,596	6,268,101
Stryker Corp.	157,973	33,284,911
Teleflex, Inc.	22,714	8,438,478
The Cooper Companies, Inc.	24,322	8,437,059
Varian Medical Systems, Inc. (a)	44,596	6,268,860
Zimmer Biomet Holdings, Inc.	100,913	14,925,033
		470,235,619
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	73,751	6,310,136
Anthem, Inc.	124,404	33,001,893
Cardinal Health, Inc.	143,497	7,348,481
Centene Corp. (a)	286,429	17,990,605
Cigna Corp.	183,210	35,245,940
CVS Health Corp.	638,281	43,288,217
DaVita HealthCare Partners, Inc. (a)	43,998	3,514,120
HCA Holdings, Inc.	129,798	18,015,962
Henry Schein, Inc. (a)(b)	71,994	4,963,266
Humana, Inc.	64,971	21,845,849
Laboratory Corp. of America Holdings (a)	47,640	8,356,056
McKesson Corp.	88,404	12,607,294
Quest Diagnostics, Inc.	66,086	7,313,738
UnitedHealth Group, Inc.	464,823	126,641,026
Universal Health Services, Inc. Class B	39,409	5,403,368
		351,845,951
Health Care Technology - 0.1%
Cerner Corp.	154,103	11,069,218
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	151,832	12,535,250
Illumina, Inc. (a)	72,121	20,920,138
IQVIA Holdings, Inc. (a)	88,535	13,745,059
Mettler-Toledo International, Inc. (a)	11,949	9,047,544
PerkinElmer, Inc.	54,507	5,040,807
Thermo Fisher Scientific, Inc.	196,735	61,615,435
Waters Corp. (a)(b)	31,613	7,074,673
		129,978,906
Pharmaceuticals - 4.6%
Allergan PLC	161,060	30,060,238
Bristol-Myers Squibb Co.	1,150,109	72,399,362
Eli Lilly & Co.	414,534	57,885,528
Johnson & Johnson	1,291,255	192,229,132
Merck & Co., Inc.	1,249,116	106,724,471
Mylan NV (a)	253,222	5,424,015
Perrigo Co. PLC	66,777	3,808,960
Pfizer, Inc.	2,715,160	101,112,558
Zoetis, Inc. Class A	233,683	31,362,595
		601,006,859

TOTAL HEALTH CARE		1,808,022,189

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.5%
Arconic, Inc.	190,050	5,691,998
General Dynamics Corp.	114,971	20,170,512
Harris Corp.	108,459	24,005,230
Huntington Ingalls Industries, Inc.	20,066	5,237,226
Lockheed Martin Corp.	121,784	52,138,166
Northrop Grumman Corp.	76,898	28,803,684
Raytheon Co.	136,628	30,186,590
Textron, Inc.	111,988	5,143,609
The Boeing Co.	262,311	83,485,722
TransDigm Group, Inc.	24,433	15,717,260
United Technologies Corp.	398,049	59,786,960
		330,366,957
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (b)	66,355	4,792,158
Expeditors International of Washington, Inc.	83,554	6,102,784
FedEx Corp.	117,766	17,033,674
United Parcel Service, Inc. Class B	343,806	35,590,797
		63,519,413
Airlines - 0.3%
Alaska Air Group, Inc.	60,430	3,903,174
American Airlines Group, Inc.	191,272	5,133,740
Delta Air Lines, Inc.	282,404	15,741,199
Southwest Airlines Co.	232,383	12,776,417
United Continental Holdings, Inc. (a)	106,769	7,986,321
		45,540,851
Building Products - 0.3%
A.O. Smith Corp.	67,242	2,870,561
Allegion PLC (b)	45,587	5,895,311
Fortune Brands Home & Security, Inc.	68,270	4,690,832
Johnson Controls International PLC	378,476	14,930,878
Masco Corp.	139,386	6,623,623
		35,011,205
Commercial Services & Supplies - 0.4%
Cintas Corp.	41,131	11,474,315
Copart, Inc. (a)	100,363	10,182,830
Republic Services, Inc.	103,345	9,822,942
Rollins, Inc.	69,084	2,621,738
Waste Management, Inc.	191,491	23,304,455
		57,406,280
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	66,477	6,151,117
Quanta Services, Inc.	69,811	2,733,101
		8,884,218
Electrical Equipment - 0.5%
AMETEK, Inc.	112,156	10,895,955
Eaton Corp. PLC	202,822	19,160,594
Emerson Electric Co.	298,863	21,407,557
Rockwell Automation, Inc.	56,689	10,865,014
		62,329,120
Industrial Conglomerates - 1.4%
3M Co.	282,132	44,763,063
General Electric Co.	4,284,868	53,346,607
Honeywell International, Inc.	350,568	60,725,389
Roper Technologies, Inc.	51,054	19,485,270
		178,320,329
Machinery - 1.5%
Caterpillar, Inc.	271,146	35,615,027
Cummins, Inc.	75,165	12,024,145
Deere & Co.	154,483	24,497,914
Dover Corp.	71,272	8,114,317
Flowserve Corp.	64,200	2,996,856
Fortive Corp.	144,983	10,863,576
IDEX Corp.	37,317	6,114,390
Illinois Tool Works, Inc.	143,498	25,109,280
Ingersoll-Rand PLC	117,553	15,661,586
PACCAR, Inc.	169,695	12,593,066
Parker Hannifin Corp.	63,027	12,333,754
Pentair PLC	82,469	3,540,394
Snap-On, Inc.	26,908	4,295,324
Stanley Black & Decker, Inc.	74,580	11,882,831
Westinghouse Air Brake Co.	89,341	6,598,726
Xylem, Inc.	88,351	7,214,743
		199,455,929
Professional Services - 0.3%
Equifax, Inc.	59,406	8,904,959
IHS Markit Ltd.	196,737	15,514,680
Nielsen Holdings PLC	174,555	3,560,922
Robert Half International, Inc.	57,676	3,355,013
Verisk Analytics, Inc.	80,399	13,062,426
		44,398,000
Road & Rail - 1.0%
CSX Corp.	381,526	29,125,695
J.B. Hunt Transport Services, Inc.	41,831	4,514,820
Kansas City Southern	48,631	8,203,563
Norfolk Southern Corp.	127,928	26,635,889
Old Dominion Freight Lines, Inc.	31,331	6,148,082
Union Pacific Corp.	340,589	61,108,478
		135,736,527
Trading Companies & Distributors - 0.2%
Fastenal Co.	281,384	9,814,674
United Rentals, Inc. (a)(b)	36,872	5,003,162
W.W. Grainger, Inc.	21,407	6,479,257
		21,297,093

TOTAL INDUSTRIALS		1,182,265,922

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)(b)	26,613	5,943,747
Cisco Systems, Inc.	2,081,345	95,679,430
F5 Networks, Inc. (a)	29,826	3,642,351
Juniper Networks, Inc.	164,203	3,766,817
Motorola Solutions, Inc.	84,061	14,878,797
		123,911,142
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	145,466	14,469,503
CDW Corp.	70,493	9,195,812
Corning, Inc. (b)	377,333	10,071,018
FLIR Systems, Inc.	65,817	3,392,208
IPG Photonics Corp. (a)(b)	17,456	2,228,608
Keysight Technologies, Inc. (a)	92,029	8,557,777
TE Connectivity Ltd.	164,100	15,126,738
Zebra Technologies Corp. Class A (a)	26,455	6,323,274
		69,364,938
IT Services - 5.6%
Accenture PLC Class A	311,577	63,938,716
Akamai Technologies, Inc. (a)	79,285	7,401,255
Alliance Data Systems Corp.	20,128	2,068,957
Automatic Data Processing, Inc.	212,291	36,384,554
Broadridge Financial Solutions, Inc.	56,247	6,701,830
Cognizant Technology Solutions Corp. Class A	268,647	16,489,553
DXC Technology Co.	125,592	4,003,873
Fidelity National Information Services, Inc.	301,536	43,318,662
Fiserv, Inc. (a)	280,200	33,234,522
FleetCor Technologies, Inc. (a)	42,576	13,421,232
Gartner, Inc. (a)	43,887	7,056,152
Global Payments, Inc.	147,456	28,820,275
IBM Corp.	434,511	62,452,266
Jack Henry & Associates, Inc.	37,746	5,644,537
Leidos Holdings, Inc.	65,287	6,559,385
MasterCard, Inc. Class A	435,540	137,604,508
Paychex, Inc.	156,297	13,405,594
PayPal Holdings, Inc. (a)	576,084	65,610,207
The Western Union Co.	205,692	5,533,115
VeriSign, Inc. (a)	50,690	10,550,617
Visa, Inc. Class A	839,866	167,108,138
		737,307,948
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	546,371	25,679,437
Analog Devices, Inc.	180,697	19,831,496
Applied Materials, Inc.	453,214	26,281,880
Broadcom, Inc.	194,615	59,388,713
Intel Corp.	2,134,207	136,439,854
KLA-Tencor Corp.	77,417	12,831,094
Lam Research Corp.	71,179	21,226,290
Maxim Integrated Products, Inc.	132,765	7,981,832
Microchip Technology, Inc.	117,247	11,429,238
Micron Technology, Inc. (a)	543,143	28,835,462
NVIDIA Corp.	300,261	70,990,708
Qorvo, Inc. (a)	56,998	6,033,808
Qualcomm, Inc.	560,214	47,791,856
Skyworks Solutions, Inc.	83,590	9,458,209
Texas Instruments, Inc.	458,622	55,332,744
Xilinx, Inc.	123,374	10,422,636
		549,955,257
Software - 7.7%
Adobe, Inc. (a)	237,500	83,395,750
ANSYS, Inc. (a)	41,988	11,518,568
Autodesk, Inc. (a)	107,953	21,250,548
Cadence Design Systems, Inc. (a)	137,665	9,927,023
Citrix Systems, Inc.	60,056	7,279,988
Fortinet, Inc. (a)	69,648	8,034,593
Intuit, Inc.	127,712	35,807,891
Microsoft Corp.	3,742,862	637,147,387
Nortonlifelock, Inc.	281,315	7,994,972
Oracle Corp.	1,062,913	55,749,787
Paycom Software, Inc. (a)	24,067	7,657,157
Salesforce.com, Inc. (a)	435,182	79,338,030
ServiceNow, Inc. (a)	92,531	31,296,760
Synopsys, Inc. (a)	73,756	10,879,748
		1,007,278,202
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	2,049,167	634,237,678
Hewlett Packard Enterprise Co.	634,855	8,843,530
HP, Inc.	727,061	15,500,941
NetApp, Inc.	111,971	5,979,251
Seagate Technology LLC	113,424	6,464,034
Western Digital Corp.	145,912	9,557,236
Xerox Holdings Corp.	91,215	3,244,518
		683,827,188

TOTAL INFORMATION TECHNOLOGY		3,171,644,675

MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	108,150	25,816,487
Albemarle Corp. U.S. (b)	52,021	4,176,246
Celanese Corp. Class A	59,304	6,137,964
CF Industries Holdings, Inc.	106,675	4,296,869
Corteva, Inc.	367,180	10,618,846
Dow, Inc.	363,791	16,759,851
DuPont de Nemours, Inc.	363,453	18,601,525
Eastman Chemical Co.	66,710	4,754,422
Ecolab, Inc.	123,036	24,128,590
FMC Corp.	63,592	6,078,759
International Flavors & Fragrances, Inc. (b)	52,386	6,868,328
Linde PLC	263,552	53,535,318
LyondellBasell Industries NV Class A	125,954	9,806,778
PPG Industries, Inc.	116,015	13,903,238
Sherwin-Williams Co.	40,307	22,450,596
The Mosaic Co.	171,534	3,403,235
		231,337,052
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	30,664	8,089,163
Vulcan Materials Co.	64,936	9,196,886
		17,286,049
Containers & Packaging - 0.3%
Amcor PLC	794,877	8,417,747
Avery Dennison Corp.	40,969	5,376,772
Ball Corp.	160,498	11,584,746
International Paper Co.	192,379	7,833,673
Packaging Corp. of America	46,441	4,446,726
Sealed Air Corp.	75,808	2,691,184
WestRock Co.	126,525	4,934,475
		45,285,323
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	711,838	7,901,402
Newmont Corp.	402,233	18,124,619
Nucor Corp.	148,761	7,064,660
		33,090,681

TOTAL MATERIALS		326,999,105

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	60,152	9,816,806
American Tower Corp.	217,316	50,360,810
Apartment Investment & Management Co. Class A	73,043	3,850,097
AvalonBay Communities, Inc.	68,522	14,848,032
Boston Properties, Inc.	70,551	10,113,486
Crown Castle International Corp.	203,985	30,565,112
Digital Realty Trust, Inc.	102,402	12,594,422
Duke Realty Corp.	180,339	6,548,109
Equinix, Inc.	41,840	24,674,303
Equity Residential (SBI)	171,267	14,228,862
Essex Property Trust, Inc.	32,422	10,043,039
Extra Space Storage, Inc.	63,541	7,032,718
Federal Realty Investment Trust (SBI)	34,459	4,308,064
HCP, Inc.	242,831	8,739,488
Host Hotels & Resorts, Inc.	351,854	5,749,294
Iron Mountain, Inc.	140,870	4,452,901
Kimco Realty Corp.	207,144	3,946,093
Mid-America Apartment Communities, Inc.	55,966	7,679,095
Prologis, Inc.	309,951	28,788,249
Public Storage	73,704	16,492,007
Realty Income Corp.	159,903	12,537,994
Regency Centers Corp.	82,208	5,100,184
SBA Communications Corp. Class A	55,244	13,786,693
Simon Property Group, Inc.	150,550	20,045,733
SL Green Realty Corp.	39,991	3,680,772
UDR, Inc.	143,779	6,888,452
Ventas, Inc.	182,869	10,580,800
Vornado Realty Trust	77,716	5,111,381
Welltower, Inc.	199,072	16,903,204
Weyerhaeuser Co.	365,580	10,583,541
		380,049,741
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	164,239	10,026,791

TOTAL REAL ESTATE		390,076,532

UTILITIES - 3.5%
Electric Utilities - 2.2%
Alliant Energy Corp.	117,920	6,999,731
American Electric Power Co., Inc.	242,346	25,257,300
Duke Energy Corp.	357,679	34,920,201
Edison International	175,937	13,467,977
Entergy Corp.	97,685	12,847,531
Evergy, Inc.	111,813	8,068,426
Eversource Energy	158,845	14,683,632
Exelon Corp.	476,935	22,697,337
FirstEnergy Corp.	265,088	13,463,820
NextEra Energy, Inc.	239,806	64,315,969
Pinnacle West Capital Corp.	55,148	5,387,408
PPL Corp.	354,732	12,837,751
Southern Co.	514,533	36,223,123
Xcel Energy, Inc.	257,277	17,800,996
		288,971,202
Gas Utilities - 0.0%
Atmos Energy Corp.	58,555	6,852,692
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	123,435	4,553,517
The AES Corp.	325,715	6,468,700
		11,022,217
Multi-Utilities - 1.1%
Ameren Corp.	120,708	9,904,091
CenterPoint Energy, Inc.	246,402	6,524,725
CMS Energy Corp.	139,258	9,540,566
Consolidated Edison, Inc.	163,097	15,331,118
Dominion Energy, Inc.	403,827	34,628,165
DTE Energy Co.	94,251	12,498,625
NiSource, Inc.	183,261	5,371,380
Public Service Enterprise Group, Inc.	248,121	14,688,763
Sempra Energy	138,305	22,217,315
WEC Energy Group, Inc.	154,761	15,459,076
		146,163,824
Water Utilities - 0.1%
American Water Works Co., Inc.	88,695	12,080,259

TOTAL UTILITIES		465,090,194

TOTAL COMMON STOCKS
(Cost $9,112,238,231)		13,112,602,798
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% to 1.91% 2/27/20 to 3/19/20 (c)
(Cost $2,196,811)	2,200,000	2,197,659
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund 1.58% (d)	48,061,060	$48,070,672
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	46,587,194	46,591,853
TOTAL MONEY MARKET FUNDS
(Cost $94,662,525)		94,662,525
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $9,209,097,567)		13,209,462,982
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(64,110,754)
NET ASSETS - 100%		$13,145,352,228

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	237	March 2020	$38,204,400	$(113,038)	$(113,038)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,752,096.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$440,565
Fidelity Securities Lending Cash Central Fund	351,128
Total	$791,693

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,373,305,416	$1,373,305,416	$--	$--
Consumer Discretionary	1,288,085,304	1,288,085,304	--	--
Consumer Staples	947,525,802	947,525,802	--	--
Energy	506,861,290	506,861,290	--	--
Financials	1,652,726,369	1,652,726,369	--	--
Health Care	1,808,022,189	1,808,022,189	--	--
Industrials	1,182,265,922	1,182,265,922	--	--
Information Technology	3,171,644,675	3,171,644,675	--	--
Materials	326,999,105	326,999,105	--	--
Real Estate	390,076,532	390,076,532	--	--
Utilities	465,090,194	465,090,194	--	--
U.S. Government and Government Agency Obligations	2,197,659	--	2,197,659	--
Money Market Funds	94,662,525	94,662,525	--	--
Total Investments in Securities:	$13,209,462,982	$13,207,265,323	$2,197,659	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(113,038)	$(113,038)	$--	$--
Total Liabilities	$(113,038)	$(113,038)	$--	$--
Total Derivative Instruments:	$(113,038)	$(113,038)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(113,038)
Total Equity Risk	0	(113,038)
Total Value of Derivatives	$0	$(113,038)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $45,636,693) — See accompanying schedule: Unaffiliated issuers (cost $9,114,435,042)	$13,114,800,457
Fidelity Central Funds (cost $94,662,525)	94,662,525
Total Investment in Securities (cost $9,209,097,567)		$13,209,462,982
Receivable for fund shares sold		40,208,369
Dividends receivable		14,077,300
Distributions receivable from Fidelity Central Funds		52,751
Prepaid expenses		13,811
Receivable from investment adviser for expense reductions		456
Other receivables		147
Total assets		13,263,815,816
Liabilities
Payable for investments purchased	$59,331,668
Payable for fund shares redeemed	8,071,889
Accrued management fee	192,407
Payable for daily variation margin on futures contracts	809,486
Deferred dividend income	3,363,168
Other payables and accrued expenses	96,659
Collateral on securities loaned	46,598,311
Total liabilities		118,463,588
Net Assets		$13,145,352,228
Net Assets consist of:
Paid in capital		$8,958,190,221
Total accumulated earnings (loss)		4,187,162,007
Net Assets		$13,145,352,228
Net Asset Value, offering price and redemption price per share ($13,145,352,228 ÷ 760,986,175 shares)		$17.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$151,474,132
Interest		24,437
Income from Fidelity Central Funds (including $351,128 from security lending)		791,693
Total income		152,290,262
Expenses
Management fee	$1,143,736
Custodian fees and expenses	131,180
Independent trustees' fees and expenses	27,957
Registration fees	89,981
Audit	28,412
Legal	20,050
Interest	264,820
Miscellaneous	39,148
Total expenses before reductions	1,745,284
Expense reductions	(293,553)
Total expenses after reductions		1,451,731
Net investment income (loss)		150,838,531
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	393,590,740
Fidelity Central Funds	9,141
Futures contracts	4,742,192
Total net realized gain (loss)		398,342,073
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	941,642,867
Futures contracts	(197,441)
Total change in net unrealized appreciation (depreciation)		941,445,426
Net gain (loss)		1,339,787,499
Net increase (decrease) in net assets resulting from operations		$1,490,626,030

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$150,838,531	$263,358,895
Net realized gain (loss)	398,342,073	2,241,432
Change in net unrealized appreciation (depreciation)	941,445,426	789,272,776
Net increase (decrease) in net assets resulting from operations	1,490,626,030	1,054,873,103
Distributions to shareholders	(277,507,662)	(252,730,587)
Share transactions
Proceeds from sales of shares	7,979,829,090	8,580,156,047
Reinvestment of distributions	184,843,687	50,761,849
Cost of shares redeemed	(10,279,415,227)	(9,078,580,860)
Net increase (decrease) in net assets resulting from share transactions	(2,114,742,450)	(447,662,964)
Total increase (decrease) in net assets	(901,624,082)	354,479,552
Net Assets
Beginning of period	14,046,976,310	13,692,496,758
End of period	$13,145,352,228	$14,046,976,310
Other Information
Shares
Sold	485,081,575	572,376,419
Issued in reinvestment of distributions	11,014,839	3,587,315
Redeemed	(608,356,359)	(603,215,389)
Net increase (decrease)	(112,259,945)	(27,251,655)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Large Cap Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.09	$15.21	$13.30	$11.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.30	.27	.25	.07
Net realized and unrealized gain (loss)	1.31	.87	1.86	1.59	1.48
Total from investment operations	1.47	1.17	2.13	1.84	1.55
Distributions from net investment income	(.29)	(.28)	(.19)	(.09)	–
Distributions from net realized gain	–	(.01)	(.03)	–C	–
Total distributions	(.29)	(.29)	(.22)	(.09)	–
Net asset value, end of period	$17.27	$16.09	$15.21	$13.30	$11.55
Total ReturnD,E	9.25%	7.97%	16.22%	16.03%	15.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%H	.09%	.09%	.09%	.22%H
Expenses net of fee waivers, if any	.02%H	.02%	.02%	.02%	.02%H
Expenses net of all reductions	.02%H	.02%	.02%	.02%	.02%H
Net investment income (loss)	1.98%H	2.00%	1.87%	2.05%	1.33%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,145,352	$14,046,976	$13,692,497	$8,155,030	$2,439,831
Portfolio turnover rateI	67%H	41%	26%	17%	0%J

 A For the period February 2, 2016 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity SAI U.S. Large Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. A large, non-recurring dividend with a payable date of January 31, 2020 and an ex-date of February 3, 2020 is presented in the Statement of Assets and Liabilities as "Deferred dividend income". Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain deemed distributions, futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,306,120,535
Gross unrealized depreciation	(375,025,693)
Net unrealized appreciation (depreciation)	$3,931,094,842
Tax cost	$9,278,255,102

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(31,184,972)
Long-term	(24,814,498)
Total capital loss carryforward	$(55,999,470)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or(depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,969,595,059 and $7,190,591,209, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .015% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Large Cap Index Fund	Borrower	$165,537,633	1.92%	$264,820

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,834 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $32,967. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $6,190 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .015% of average net assets. This reimbursement will remain in place through November 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $292,893.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $660.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.02%	$1,000.00	$1,092.50	$.11
Hypothetical-C		$1,000.00	$1,025.04	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Large Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreement with Geode (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI U.S. Large Cap Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.02% to 0.015%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.015% through November 30, 2020.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

SV9-SANN-0320
1.9870994.103

Fidelity® SAI Real Estate Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Prologis, Inc.	8.1
Simon Property Group, Inc.	5.7
Welltower, Inc.	4.8
Public Storage	4.7
AvalonBay Communities, Inc.	4.2
Equity Residential (SBI)	4.0
Digital Realty Trust, Inc.	3.6
Ventas, Inc.	3.0
Boston Properties, Inc.	2.9
Essex Property Trust, Inc.	2.8
43.8

Top Five REIT Sectors as of January 31, 2020

% of fund's net assets
REITs - Apartments	22.2
REITs - Warehouse/Industrial	11.7
REITs - Health Care	11.6
REITs - Office Property	11.3
REITs - Diversified	10.4

Asset Allocation (% of fund's net assets)

As of January 31, 2020
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.8%
REITs - Apartments - 22.2%
American Campus Communities, Inc.	20,803	$954,234
American Homes 4 Rent Class A	38,585	1,054,528
Apartment Investment & Management Co. Class A	22,542	1,188,189
AvalonBay Communities, Inc.	21,145	4,581,910
Camden Property Trust (SBI)	14,660	1,648,224
Equity Residential (SBI)	52,851	4,390,861
Essex Property Trust, Inc.	10,005	3,099,149
Front Yard Residential Corp. Class B	7,420	79,617
Independence Realty Trust, Inc.	13,745	201,639
Invitation Homes, Inc.	81,508	2,565,057
Mid-America Apartment Communities, Inc.	17,270	2,369,617
UDR, Inc.	44,368	2,125,671
		24,258,696
REITs - Diversified - 10.4%
Apple Hospitality (REIT), Inc.	31,858	478,507
CorePoint Lodging, Inc.	5,869	53,701
Cousins Properties, Inc.	22,220	909,465
Digital Realty Trust, Inc.	31,601	3,886,607
Duke Realty Corp.	55,651	2,020,688
Liberty Property Trust (SBI)	23,887	1,496,521
PS Business Parks, Inc.	3,033	508,209
Vornado Realty Trust	23,983	1,577,362
Washington REIT (SBI)	12,204	371,490
		11,302,550
REITs - Health Care - 11.6%
HCP, Inc.	74,937	2,696,983
Healthcare Realty Trust, Inc.	20,247	730,107
LTC Properties, Inc.	6,025	278,114
Senior Housing Properties Trust (SBI)	36,051	278,314
Universal Health Realty Income Trust (SBI)	1,914	236,092
Ventas, Inc.	56,433	3,265,213
Welltower, Inc.	61,432	5,216,191
		12,701,014
REITs - Hotels - 5.6%
Ashford Hospitality Trust, Inc.	12,720	31,291
Chatham Lodging Trust	7,159	117,050
DiamondRock Hospitality Co.	30,320	293,194
Hersha Hospitality Trust	5,429	70,414
Hospitality Properties Trust (SBI)	24,914	537,644
Host Hotels & Resorts, Inc.	108,582	1,774,230
Park Hotels & Resorts, Inc.	36,243	795,171
Pebblebrook Hotel Trust	19,777	469,110
RLJ Lodging Trust	25,835	401,993
Ryman Hospitality Properties, Inc.	8,243	700,902
Summit Hotel Properties, Inc.	15,877	176,076
Sunstone Hotel Investors, Inc.	34,051	431,767
Xenia Hotels & Resorts, Inc.	17,034	318,365
		6,117,207
REITs - Management/Investment - 1.0%
American Assets Trust, Inc.	7,266	331,039
Empire State Realty Trust, Inc.	22,622	306,754
Retail Properties America, Inc.	32,373	393,332
		1,031,125
REITs - Manufactured Homes - 3.9%
Equity Lifestyle Properties, Inc.	27,566	2,005,427
Sun Communities, Inc.	14,032	2,275,569
		4,280,996
REITs - Office Buildings - 0.2%
Government Properties Income Trust	7,289	248,045
REITs - Office Property - 11.3%
Boston Properties, Inc.	21,771	3,120,873
Brandywine Realty Trust (SBI)	26,695	416,976
Columbia Property Trust, Inc.	17,677	372,985
Corporate Office Properties Trust (SBI)	16,966	505,078
Douglas Emmett, Inc.	24,955	1,035,633
Easterly Government Properties, Inc.	11,247	272,290
Equity Commonwealth	18,459	605,271
Franklin Street Properties Corp.	16,204	123,150
Highwoods Properties, Inc. (SBI)	15,707	787,078
Hudson Pacific Properties, Inc.	23,461	852,573
JBG SMITH Properties	17,870	724,629
Kilroy Realty Corp.	14,766	1,219,229
Mack-Cali Realty Corp.	13,709	301,050
Paramount Group, Inc.	30,499	428,816
Piedmont Office Realty Trust, Inc. Class A	19,052	441,816
SL Green Realty Corp.	12,341	1,135,866
		12,343,313
REITs - Regional Malls - 6.5%
CBL & Associates Properties, Inc.	26,634	22,373
Pennsylvania Real Estate Investment Trust (SBI) (a)	9,123	35,945
Simon Property Group, Inc.	46,459	6,186,016
Tanger Factory Outlet Centers, Inc. (a)	14,030	205,259
Taubman Centers, Inc.	9,253	244,464
The Macerich Co.	16,693	372,421
		7,066,478
REITs - Shopping Centers - 6.9%
Acadia Realty Trust (SBI)	13,168	326,830
Brixmor Property Group, Inc.	45,095	900,096
Federal Realty Investment Trust (SBI)	10,634	1,329,463
Kimco Realty Corp.	63,927	1,217,809
Kite Realty Group Trust	12,735	219,042
Ramco-Gershenson Properties Trust (SBI)	12,146	169,437
Regency Centers Corp.	25,369	1,573,893
Retail Opportunity Investments Corp.	17,576	291,234
Retail Value, Inc.	2,239	73,596
Seritage Growth Properties	5,068	186,097
SITE Centers Corp.	22,613	287,411
Urban Edge Properties	17,435	320,630
Washington Prime Group, Inc. (a)	28,173	84,801
Weingarten Realty Investors (SBI)	18,312	532,879
		7,513,218
REITs - Storage - 8.5%
CubeSmart	29,304	928,058
Extra Space Storage, Inc.	19,608	2,170,213
Life Storage, Inc.	7,063	799,390
National Storage Affiliates Trust	8,991	307,043
Public Storage	22,744	5,089,197
		9,293,901
REITs - Warehouse/Industrial - 11.7%
Americold Realty Trust	29,033	1,000,768
EastGroup Properties, Inc.	5,815	791,247
First Industrial Realty Trust, Inc.	19,221	820,737
Prologis, Inc.	95,648	8,883,779
QTS Realty Trust, Inc. Class A	8,798	500,430
Rexford Industrial Realty, Inc.	16,793	809,255
		12,806,216
TOTAL COMMON STOCK
(Cost $104,344,253)		108,962,759

Money Market Funds - 0.5%
Fidelity Cash Central Fund 1.58% (b)	177,835	177,871
Fidelity Securities Lending Cash Central Fund 1.59% (b)(c)	335,679	335,712
TOTAL MONEY MARKET FUNDS
(Cost $513,583)		513,583
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $104,857,836)		109,476,342
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(286,281)
NET ASSETS - 100%		$109,190,061

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	March 2020	$161,200	$2,786	$2,786

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,672
Fidelity Securities Lending Cash Central Fund	4,208
Total	$6,880

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$108,962,759	$108,962,759	$--	$--
Money Market Funds	513,583	513,583	--	--
Total Investments in Securities:	$109,476,342	$109,476,342	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$2,786	$2,786	$--	$--
Total Assets	$2,786	$2,786	$--	$--
Total Derivative Instruments:	$2,786	$2,786	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,786	$0
Total Equity Risk	2,786	0
Total Value of Derivatives	$2,786	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $311,933) — See accompanying schedule: Unaffiliated issuers (cost $104,344,253)	$108,962,759
Fidelity Central Funds (cost $513,583)	513,583
Total Investment in Securities (cost $104,857,836)		$109,476,342
Segregated cash with brokers for derivative instruments		6,600
Dividends receivable		55,682
Distributions receivable from Fidelity Central Funds		2,706
Prepaid expenses		104
Receivable from investment adviser for expense reductions		19,022
Total assets		109,560,456
Liabilities
Accrued management fee	$6,386
Payable for daily variation margin on futures contracts	3,285
Other payables and accrued expenses	24,574
Collateral on securities loaned	336,150
Total liabilities		370,395
Net Assets		$109,190,061
Net Assets consist of:
Paid in capital		$104,887,532
Total accumulated earnings (loss)		4,302,529
Net Assets		$109,190,061
Net Asset Value, offering price and redemption price per share ($109,190,061 ÷ 9,068,273 shares)		$12.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$1,608,198
Interest		121
Income from Fidelity Central Funds (including $4,208 from security lending)		6,880
Total income		1,615,199
Expenses
Management fee	$37,962
Custodian fees and expenses	2,761
Independent trustees' fees and expenses	202
Registration fees	19,701
Audit	27,345
Legal	140
Miscellaneous	284
Total expenses before reductions	88,395
Expense reductions	(50,201)
Total expenses after reductions		38,194
Net investment income (loss)		1,577,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	246,292
Fidelity Central Funds	(12)
Futures contracts	61,585
Total net realized gain (loss)		307,865
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,613,284
Fidelity Central Funds	19
Futures contracts	(4,308)
Total change in net unrealized appreciation (depreciation)		2,608,995
Net gain (loss)		2,916,860
Net increase (decrease) in net assets resulting from operations		$4,493,865

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,577,005	$3,243,572
Net realized gain (loss)	307,865	526,063
Change in net unrealized appreciation (depreciation)	2,608,995	6,498,235
Net increase (decrease) in net assets resulting from operations	4,493,865	10,267,870
Distributions to shareholders	(3,078,724)	(3,330,211)
Share transactions
Reinvestment of distributions	3,078,724	2,428,308
Cost of shares redeemed	–	(106,293)
Net increase (decrease) in net assets resulting from share transactions	3,078,724	2,322,015
Total increase (decrease) in net assets	4,493,865	9,259,674
Net Assets
Beginning of period	104,696,196	95,436,522
End of period	$109,190,061	$104,696,196
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	258,609	226,848
Redeemed	–	(9,533)
Net increase (decrease)	258,609	217,315

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Real Estate Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.11	$11.08	$12.05	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.37	.33	.28	.06
Net realized and unrealized gain (loss)	.33	.79	.08	(.96)	2.08
Total from investment operations	.51	1.16	.41	(.68)	2.14
Distributions from net investment income	(.28)	(.37)	(.33)	(.24)	(.09)
Distributions from net realized gain	(.07)	(.02)	(.05)	(.05)	–
Total distributions	(.35)	(.39)	(.38)	(.29)	(.09)
Net asset value, end of period	$12.04	$11.88	$11.11	$11.08	$12.05
Total ReturnC,D	4.32%	10.79%	3.87%	(5.60)%	21.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.16%G	.15%	.15%	.15%	.77%G
Expenses net of fee waivers, if any	.07%G	.07%	.07%	.09%	.09%G
Expenses net of all reductions	.07%G	.07%	.07%	.09%	.09%G
Net investment income (loss)	2.91%G	3.31%	3.11%	2.55%	1.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$109,190	$104,696	$95,437	$98,222	$105,295
Portfolio turnover rate	4%G	9%	8%	6%	1%H

 A For the period February 2, 2016 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity SAI Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,693,568
Gross unrealized depreciation	(12,430,642)
Net unrealized appreciation (depreciation)	$4,262,926
Tax cost	$105,216,202

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,501,284 and $2,071,097, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .07% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $129 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, an affiliated borrower, at period end was $34,278. Total fees paid by the Fund to NFS, as lending agent, amounted to $432. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $553 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through November 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $50,104.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $97.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 99% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.07%	$1,000.00	$1,043.20	$.36
Hypothetical-C		$1,000.00	$1,024.78	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreement with Geode (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI Real Estate Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.12% to 0.07%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.07% through November 30, 2020.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

SV8-SANN-0320
1.9870988.103

Fidelity® SAI U.S. Momentum Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2020

% of fund's net assets
Microsoft Corp.	5.2
Visa, Inc. Class A	4.8
Procter & Gamble Co.	4.9
MasterCard, Inc. Class A	4.7
NextEra Energy, Inc.	2.6
22.2

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Information Technology	30.0
Consumer Staples	12.3
Health Care	9.4
Utilities	8.8
Financials	8.0

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.3%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	669,567	$25,189,111
Entertainment - 2.1%
Live Nation Entertainment, Inc. (a)	36,967	2,519,671
Roku, Inc. Class A (a)(b)	79,474	9,612,380
The Walt Disney Co.	420,578	58,170,143
		70,302,194
Interactive Media & Services - 0.4%
IAC/InterActiveCorp (a)	10,045	2,446,862
Snap, Inc. Class A (a)(b)	633,359	11,641,138
		14,088,000
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	70,915	1,940,234
Charter Communications, Inc. Class A (a)(b)	52,113	26,966,393
Comcast Corp. Class A	302,775	13,076,852
Liberty Broadband Corp. Class C (a)	23,788	3,162,139
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	16,111	782,511
Liberty SiriusXM Series C (a)	28,608	1,402,364
		47,330,493
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	22,913	1,814,480

TOTAL COMMUNICATION SERVICES		158,724,278

CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.1%
Aptiv PLC	24,293	2,059,803
Automobiles - 0.2%
Tesla, Inc. (a)	11,933	7,763,252
Distributors - 0.1%
LKQ Corp. (a)	53,643	1,753,321
Hotels, Restaurants & Leisure - 4.0%
ARAMARK Holdings Corp.	73,357	3,237,978
Chipotle Mexican Grill, Inc. (a)	13,317	11,542,643
Hilton Worldwide Holdings, Inc.	68,739	7,410,064
McDonald's Corp.	205,462	43,962,704
Starbucks Corp.	671,750	56,984,553
Yum! Brands, Inc.	91,323	9,659,234
		132,797,176
Household Durables - 0.7%
D.R. Horton, Inc.	139,638	8,266,570
Garmin Ltd.	41,345	4,008,398
Leggett & Platt, Inc.	44,473	2,116,470
NVR, Inc. (a)	1,326	5,061,302
PulteGroup, Inc.	106,412	4,751,296
		24,204,036
Internet & Direct Marketing Retail - 0.2%
MercadoLibre, Inc. (a)	10,382	6,883,266
Leisure Products - 0.0%
Hasbro, Inc.	9,061	923,044
Multiline Retail - 1.3%
Dollar General Corp.	136,199	20,894,289
Dollar Tree, Inc. (a)	14,874	1,295,079
Target Corp.	205,755	22,785,309
		44,974,677
Specialty Retail - 0.9%
AutoZone, Inc. (a)	10,879	11,509,547
Best Buy Co., Inc.	19,960	1,690,412
Burlington Stores, Inc. (a)(b)	9,917	2,156,650
CarMax, Inc. (a)	28,596	2,774,956
O'Reilly Automotive, Inc. (a)	6,073	2,466,245
Ross Stores, Inc.	28,303	3,175,314
Tiffany & Co., Inc.	20,881	2,798,472
Tractor Supply Co.	8,822	820,005
Ulta Beauty, Inc. (a)	3,791	1,015,647
		28,407,248
Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc. (a)	42,962	10,284,673

TOTAL CONSUMER DISCRETIONARY		260,050,496

CONSUMER STAPLES - 12.3%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.)	125,952	8,519,393
PepsiCo, Inc.	219,636	31,192,705
The Coca-Cola Co.	701,157	40,947,569
		80,659,667
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	227,223	69,421,171
Sysco Corp.	44,943	3,691,618
Walmart, Inc.	214,044	24,505,898
		97,618,687
Food Products - 1.5%
Campbell Soup Co.	11,368	550,098
Conagra Brands, Inc.	39,935	1,314,660
General Mills, Inc.	35,164	1,836,264
Kellogg Co.	20,499	1,398,237
Lamb Weston Holdings, Inc.	25,443	2,323,200
McCormick & Co., Inc. (non-vtg.)	21,124	3,451,028
Mondelez International, Inc.	213,084	12,226,760
The Hershey Co.	106,305	16,495,347
Tyson Foods, Inc. Class A	136,851	11,307,998
		50,903,592
Household Products - 5.1%
Church & Dwight Co., Inc.	54,476	4,043,209
Kimberly-Clark Corp.	24,125	3,455,665
Procter & Gamble Co.	1,296,823	161,610,082
		169,108,956
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	74,292	14,498,827

TOTAL CONSUMER STAPLES		412,789,729

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Phillips 66 Co.	48,008	4,386,491
FINANCIALS - 8.0%
Banks - 0.8%
JPMorgan Chase & Co.	206,185	27,290,647
Capital Markets - 3.3%
CME Group, Inc.	60,064	13,040,495
FactSet Research Systems, Inc. (b)	3,562	1,019,124
Intercontinental Exchange, Inc.	92,317	9,207,698
KKR & Co. LP	45,946	1,465,677
MarketAxess Holdings, Inc.	27,635	9,787,764
Moody's Corp.	70,195	18,025,374
MSCI, Inc.	44,066	12,594,063
S&P Global, Inc.	148,994	43,764,008
State Street Corp.	30,570	2,312,009
		111,216,212
Consumer Finance - 0.3%
Ally Financial, Inc.	27,863	892,452
American Express Co.	52,385	6,803,240
Discover Financial Services	25,113	1,886,740
		9,582,432
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc.	35,202	845,552
Insurance - 3.5%
AFLAC, Inc.	53,485	2,758,221
Alleghany Corp. (a)	4,015	3,202,605
Allstate Corp.	51,276	6,078,257
Aon PLC	110,591	24,357,668
Arch Capital Group Ltd. (a)	282,255	12,464,381
Arthur J. Gallagher & Co.	70,408	7,221,749
Assurant, Inc.	24,532	3,202,898
Brown & Brown, Inc.	79,552	3,571,885
Chubb Ltd.	36,567	5,557,818
Cincinnati Financial Corp.	85,743	8,998,728
Erie Indemnity Co. Class A	9,034	1,504,161
Everest Re Group Ltd.	3,051	843,815
FNF Group	101,690	4,957,388
Globe Life, Inc.	18,548	1,933,814
Hartford Financial Services Group, Inc.	67,918	4,026,179
Marsh & McLennan Companies, Inc.	41,706	4,665,233
Progressive Corp.	49,250	3,973,983
RenaissanceRe Holdings Ltd.	27,226	5,157,693
W.R. Berkley Corp.	94,991	6,984,688
Willis Group Holdings PLC	29,573	6,248,479
		117,709,643

TOTAL FINANCIALS		266,644,486

HEALTH CARE - 9.4%
Biotechnology - 0.5%
Amgen, Inc.	52,226	11,283,427
Seattle Genetics, Inc. (a)	45,524	4,934,346
		16,217,773
Health Care Equipment & Supplies - 4.7%
Abbott Laboratories	255,017	22,222,181
Boston Scientific Corp. (a)	82,344	3,447,743
Danaher Corp.	295,416	47,523,572
Dentsply Sirona, Inc.	13,226	740,656
DexCom, Inc. (a)	9,923	2,388,962
Edwards Lifesciences Corp. (a)	112,994	24,842,861
Hologic, Inc. (a)	13,196	706,250
Insulet Corp. (a)	24,537	4,761,159
Medtronic PLC	141,177	16,297,473
ResMed, Inc.	65,299	10,380,582
STERIS PLC	34,020	5,126,474
Stryker Corp.	50,906	10,725,894
Teleflex, Inc.	8,633	3,207,246
The Cooper Companies, Inc.	3,715	1,288,696
West Pharmaceutical Services, Inc.	12,141	1,893,389
Zimmer Biomet Holdings, Inc.	18,315	2,708,789
		158,261,927
Health Care Providers & Services - 0.1%
DaVita HealthCare Partners, Inc. (a)	9,564	763,877
Humana, Inc.	12,011	4,038,579
		4,802,456
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	35,667	5,229,139
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc. Class A (a)	3,688	1,331,073
IQVIA Holdings, Inc. (a)	22,031	3,420,313
Thermo Fisher Scientific, Inc.	130,082	40,740,382
		45,491,768
Pharmaceuticals - 2.5%
Allergan PLC	26,534	4,952,306
Bristol-Myers Squibb Co.	222,935	14,033,758
Merck & Co., Inc.	312,759	26,722,129
Zoetis, Inc. Class A	278,633	37,395,335
		83,103,528

TOTAL HEALTH CARE		313,106,591

INDUSTRIALS - 7.6%
Aerospace & Defense - 3.3%
Harris Corp.	97,170	21,506,636
HEICO Corp.	23,194	2,839,641
HEICO Corp. Class A	22,773	2,189,624
Lockheed Martin Corp.	59,442	25,448,309
Northrop Grumman Corp.	45,066	16,880,372
Raytheon Co.	49,932	11,031,976
Teledyne Technologies, Inc. (a)	14,865	5,426,617
TransDigm Group, Inc.	24,742	15,916,034
United Technologies Corp.	66,268	9,953,454
		111,192,663
Building Products - 0.3%
Allegion PLC	15,812	2,044,808
Fortune Brands Home & Security, Inc.	26,312	1,807,898
Johnson Controls International PLC	55,805	2,201,507
Masco Corp.	90,938	4,321,374
Owens Corning	16,724	1,011,635
		11,387,222
Commercial Services & Supplies - 1.5%
Cintas Corp.	51,142	14,267,084
Copart, Inc. (a)	116,979	11,868,689
Republic Services, Inc.	66,455	6,316,548
Waste Connection, Inc. (United States)	12,923	1,244,614
Waste Management, Inc.	147,956	18,006,245
		51,703,180
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	11,293	1,044,941
Electrical Equipment - 0.2%
AMETEK, Inc.	57,200	5,556,980
Industrial Conglomerates - 0.2%
Roper Technologies, Inc.	14,585	5,566,511
Machinery - 0.6%
Dover Corp.	26,247	2,988,221
Illinois Tool Works, Inc.	52,957	9,266,416
Ingersoll-Rand PLC	63,915	8,515,395
		20,770,032
Professional Services - 1.3%
CoStar Group, Inc. (a)	21,504	14,041,897
IHS Markit Ltd.	230,450	18,173,287
TransUnion Holding Co., Inc.	16,126	1,478,754
Verisk Analytics, Inc.	49,834	8,096,530
		41,790,468
Road & Rail - 0.2%
Kansas City Southern	24,310	4,100,854
Old Dominion Freight Lines, Inc.	12,828	2,517,238
		6,618,092

TOTAL INDUSTRIALS		255,630,089

INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 0.8%
Cisco Systems, Inc.	314,459	14,455,680
Motorola Solutions, Inc.	63,317	11,207,109
		25,662,789
Electronic Equipment & Components - 0.7%
CDW Corp.	89,294	11,648,402
Keysight Technologies, Inc. (a)	109,471	10,179,708
Zebra Technologies Corp. Class A (a)	4,587	1,096,385
		22,924,495
IT Services - 15.8%
Accenture PLC Class A (b)	111,488	22,878,452
Akamai Technologies, Inc. (a)	11,340	1,058,589
Automatic Data Processing, Inc.	24,310	4,166,491
Booz Allen Hamilton Holding Corp. Class A	14,677	1,145,393
EPAM Systems, Inc. (a)	15,907	3,629,023
Fidelity National Information Services, Inc.	335,227	48,158,711
Fiserv, Inc. (a)	404,087	47,928,759
FleetCor Technologies, Inc. (a)	24,078	7,590,108
Global Payments, Inc.	181,778	35,528,510
Leidos Holdings, Inc.	67,421	6,773,788
MasterCard, Inc. Class A	493,842	156,024,441
MongoDB, Inc. Class A (a)(b)	15,940	2,612,725
Okta, Inc. (a)	61,843	7,918,996
PayPal Holdings, Inc. (a)	85,426	9,729,167
The Western Union Co.	252,306	6,787,031
Twilio, Inc. Class A (a)(b)	16,537	2,056,211
VeriSign, Inc. (a)	16,762	3,488,843
Visa, Inc. Class A (b)	813,215	161,805,389
		529,280,627
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	260,223	12,230,481
Applied Materials, Inc.	290,021	16,818,318
KLA-Tencor Corp.	89,470	14,828,758
Lam Research Corp.	66,378	19,794,583
Marvell Technology Group Ltd.	46,465	1,117,019
NVIDIA Corp.	98,398	23,264,239
Qorvo, Inc. (a)	32,324	3,421,819
Skyworks Solutions, Inc.	40,437	4,575,447
Teradyne, Inc.	59,281	3,911,953
Texas Instruments, Inc.	68,238	8,232,915
Xilinx, Inc.	16,396	1,385,134
		109,580,666
Software - 7.7%
Adobe, Inc. (a)	31,881	11,194,694
ANSYS, Inc. (a)	20,793	5,704,144
Cadence Design Systems, Inc. (a)	102,630	7,400,649
DocuSign, Inc. (a)(b)	35,985	2,825,182
Fortinet, Inc. (a)	27,873	3,215,429
Intuit, Inc.	41,697	11,691,005
Microsoft Corp.	1,012,440	172,347,658
Paycom Software, Inc. (a)	25,951	8,256,570
RingCentral, Inc. (a)	25,729	5,289,368
ServiceNow, Inc. (a)	25,763	8,713,819
Synopsys, Inc. (a)	92,275	13,611,485
Tyler Technologies, Inc. (a)	11,364	3,678,300
VMware, Inc. Class A (a)	5,472	810,184
Workday, Inc. Class A (a)(b)	10,897	2,011,913
		256,750,400
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	185,223	57,328,371
Dell Technologies, Inc. (a)	11,245	548,419
Seagate Technology LLC	19,367	1,103,725
		58,980,515

TOTAL INFORMATION TECHNOLOGY		1,003,179,492

MATERIALS - 3.2%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	128,082	30,574,454
Celanese Corp. Class A	11,598	1,200,393
Ecolab, Inc.	95,947	18,816,166
FMC Corp.	11,592	1,108,079
RPM International, Inc.	21,504	1,534,740
Sherwin-Williams Co.	35,336	19,681,799
		72,915,631
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	34,045	8,981,071
Vulcan Materials Co.	21,273	3,012,895
		11,993,966
Containers & Packaging - 0.7%
Avery Dennison Corp.	16,021	2,102,596
Ball Corp.	195,020	14,076,544
Crown Holdings, Inc. (a)	81,839	6,058,541
		22,237,681

TOTAL MATERIALS		107,147,278

REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Alexandria Real Estate Equities, Inc.	30,534	4,983,149
American Tower Corp.	227,333	52,682,149
AvalonBay Communities, Inc.	16,732	3,625,657
Camden Property Trust (SBI)	9,955	1,119,241
Crown Castle International Corp.	32,803	4,915,202
Equinix, Inc.	49,773	29,352,631
Equity Lifestyle Properties, Inc.	125,179	9,106,772
Equity Residential (SBI)	132,039	10,969,800
Essex Property Trust, Inc.	23,401	7,248,694
Extra Space Storage, Inc.	21,912	2,425,220
HCP, Inc.	131,016	4,715,266
Invitation Homes, Inc.	243,086	7,649,916
Liberty Property Trust (SBI)	71,230	4,462,560
Medical Properties Trust, Inc.	98,191	2,174,931
Mid-America Apartment Communities, Inc.	57,280	7,859,389
National Retail Properties, Inc.	32,512	1,820,672
Omega Healthcare Investors, Inc.	24,258	1,017,623
Prologis, Inc.	237,646	22,072,560
Public Storage	24,527	5,488,162
Realty Income Corp.	77,791	6,099,592
SBA Communications Corp. Class A	59,333	14,807,143
Sun Communities, Inc.	77,208	12,520,821
UDR, Inc.	64,395	3,085,164
Ventas, Inc.	27,232	1,575,644
VEREIT, Inc.	337,242	3,291,482
Welltower, Inc.	146,422	12,432,692
WP Carey, Inc.	71,367	6,003,392
		243,505,524
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	53,613	3,273,074

TOTAL REAL ESTATE		246,778,598

UTILITIES - 8.8%
Electric Utilities - 6.5%
Alliant Energy Corp. (b)	63,521	3,770,607
American Electric Power Co., Inc.	168,722	17,584,207
Duke Energy Corp.	47,523	4,639,670
Entergy Corp.	141,354	18,590,878
Evergy, Inc.	19,504	1,407,409
Eversource Energy	175,981	16,267,684
FirstEnergy Corp.	217,640	11,053,936
NextEra Energy, Inc.	324,866	87,129,061
OGE Energy Corp.	12,864	589,814
Pinnacle West Capital Corp.	6,116	597,472
Southern Co.	581,366	40,928,166
Xcel Energy, Inc.	199,101	13,775,798
		216,334,702
Gas Utilities - 0.1%
Atmos Energy Corp.	24,313	2,845,350
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	45,931	912,190
Multi-Utilities - 1.8%
Ameren Corp.	68,889	5,652,342
CMS Energy Corp.	123,390	8,453,449
Consolidated Edison, Inc.	25,273	2,375,662
Dominion Energy, Inc.	43,449	3,725,752
DTE Energy Co.	34,069	4,517,890
NiSource, Inc.	20,312	595,345
Public Service Enterprise Group, Inc.	26,458	1,566,314
Sempra Energy	93,683	15,049,237
WEC Energy Group, Inc.	194,330	19,411,624
		61,347,615
Water Utilities - 0.4%
American Water Works Co., Inc.	89,453	12,183,499
Aqua America, Inc.	26,020	1,351,479
		13,534,978

TOTAL UTILITIES		294,974,835

TOTAL COMMON STOCKS
(Cost $2,734,907,142)		3,323,412,363
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (c)
(Cost $399,057)	400,000	399,240
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund 1.58% (d)	3,439,886	$3,440,574
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	211,483,140	211,504,289
TOTAL MONEY MARKET FUNDS
(Cost $214,944,863)		214,944,863
TOTAL INVESTMENT IN SECURITIES - 105.8%
(Cost $2,950,251,062)		3,538,756,466
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(194,187,477)
NET ASSETS - 100%		$3,344,568,989

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	131	March 2020	$21,117,200	$(7,479)	$(7,479)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $385,267.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,882
Fidelity Securities Lending Cash Central Fund	253,204
Total	$301,086

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$158,724,278	$158,724,278	$--	$--
Consumer Discretionary	260,050,496	260,050,496	--	--
Consumer Staples	412,789,729	412,789,729	--	--
Energy	4,386,491	4,386,491	--	--
Financials	266,644,486	266,644,486	--	--
Health Care	313,106,591	313,106,591	--	--
Industrials	255,630,089	255,630,089	--	--
Information Technology	1,003,179,492	1,003,179,492	--	--
Materials	107,147,278	107,147,278	--	--
Real Estate	246,778,598	246,778,598	--	--
Utilities	294,974,835	294,974,835	--	--
U.S. Government and Government Agency Obligations	399,240	--	399,240	--
Money Market Funds	214,944,863	214,944,863	--	--
Total Investments in Securities:	$3,538,756,466	$3,538,357,226	$399,240	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(7,479)	$(7,479)	$--	$--
Total Liabilities	$(7,479)	$(7,479)	$--	$--
Total Derivative Instruments:	$(7,479)	$(7,479)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(7,479)
Total Equity Risk	0	(7,479)
Total Value of Derivatives	$0	$(7,479)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation) .

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $199,972,383) — See accompanying schedule: Unaffiliated issuers (cost $2,735,306,199)	$3,323,811,603
Fidelity Central Funds (cost $214,944,863)	214,944,863
Total Investment in Securities (cost $2,950,251,062)		$3,538,756,466
Cash		14
Receivable for investments sold		293,452,043
Receivable for fund shares sold		262,926
Dividends receivable		2,275,622
Distributions receivable from Fidelity Central Funds		23,639
Prepaid expenses		4,038
Total assets		3,834,774,748
Liabilities
Payable for investments purchased	$276,970,615
Payable for fund shares redeemed	1,272,289
Accrued management fee	290,701
Payable for daily variation margin on futures contracts	115,687
Other payables and accrued expenses	48,094
Collateral on securities loaned	211,508,373
Total liabilities		490,205,759
Net Assets		$3,344,568,989
Net Assets consist of:
Paid in capital		$2,623,546,170
Total accumulated earnings (loss)		721,022,819
Net Assets		$3,344,568,989
Net Asset Value, offering price and redemption price per share ($3,344,568,989 ÷ 229,674,905 shares)		$14.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$27,143,280
Interest		6,556
Income from Fidelity Central Funds (including $253,204 from security lending)		301,086
Total income		27,450,922
Expenses
Management fee	$1,762,600
Custodian fees and expenses	29,594
Independent trustees' fees and expenses	6,747
Registration fees	28,400
Audit	28,254
Legal	4,698
Interest	19,677
Miscellaneous	9,456
Total expenses before reductions	1,889,426
Expense reductions	(618)
Total expenses after reductions		1,888,808
Net investment income (loss)		25,562,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	164,985,161
Fidelity Central Funds	(3,126)
Futures contracts	(315,697)
Total net realized gain (loss)		164,666,338
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	82,962,995
Futures contracts	(123,787)
Total change in net unrealized appreciation (depreciation)		82,839,208
Net gain (loss)		247,505,546
Net increase (decrease) in net assets resulting from operations		$273,067,660

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,562,114	$50,829,329
Net realized gain (loss)	164,666,338	2,394,458
Change in net unrealized appreciation (depreciation)	82,839,208	231,016,197
Net increase (decrease) in net assets resulting from operations	273,067,660	284,239,984
Distributions to shareholders	(74,889,307)	(89,188,479)
Share transactions
Proceeds from sales of shares	110,053,007	1,499,718,974
Reinvestment of distributions	61,020,034	49,465,140
Cost of shares redeemed	(680,172,997)	(601,491,539)
Net increase (decrease) in net assets resulting from share transactions	(509,099,956)	947,692,575
Total increase (decrease) in net assets	(310,921,603)	1,142,744,080
Net Assets
Beginning of period	3,655,490,592	2,512,746,512
End of period	$3,344,568,989	$3,655,490,592
Other Information
Shares
Sold	8,006,171	118,738,023
Issued in reinvestment of distributions	4,423,533	3,757,326
Redeemed	(48,219,500)	(45,864,276)
Net increase (decrease)	(35,789,796)	76,631,073

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Momentum Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.77	$13.31	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.20	.15	.07
Net realized and unrealized gain (loss)	.98	.71C	2.29	.91
Total from investment operations	1.08	.91	2.44	.98
Distributions from net investment income	(.22)	(.12)	(.06)	–
Distributions from net realized gain	(.08)	(.33)	(.04)	–
Total distributions	(.29)D	(.45)	(.11)E	–
Net asset value, end of period	$14.56	$13.77	$13.31	$10.98
Total ReturnF,G	8.01%	6.94%C	22.33%	9.80%
Ratios to Average Net AssetsH,I
Expenses before reductions	.11%J	.21%	.23%	.35%J
Expenses net of fee waivers, if any	.11%J	.15%	.15%	.15%J
Expenses net of all reductions	.11%J	.15%	.15%	.15%J
Net investment income (loss)	1.45%J	1.54%	1.19%	1.40%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,344,569	$3,655,491	$2,512,747	$744,177
Portfolio turnover rateK	98%J	161%	153%	47%L

 A For the period February 9, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.91%.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.077 per share.

 E Total distributions of $.11 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.043 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity SAI U.S. Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$598,192,821
Gross unrealized depreciation	(11,910,016)
Net unrealized appreciation (depreciation)	$586,282,805
Tax cost	$2,952,466,182

The Fund elected to defer to its next fiscal year approximately $9,990,673 of capital losses recognized during the period November 1, 2018 to July 31, 2019.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,728,231,984 and $2,286,561,625, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Momentum Index Fund	Borrower	$35,093,182	1.84%	$19,677

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,252 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $22,220. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $15,763 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $618.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity U.S. Total Stock Fund were the owners of record of approximately 52% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.11%	$1,000.00	$1,080.10	$.58
Hypothetical-C		$1,000.00	$1,024.58	$.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Momentum Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreement with Geode (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI U.S. Momentum Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2018. The Board considered that the Total Mapped Group is dominated by non-factor based index funds (including Fidelity funds) with lower management fees than the fund. The Board further considered that Fidelity believes the management fee is reasonable and that the total expense ratio for the fund ranks below median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.15% through November 30, 2020.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

SY1-SANN-0320
1.9878818.102

Fidelity® SAI U.S. Value Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2020

% of fund's net assets
Intel Corp.	4.3
AT&T, Inc.	4.0
Verizon Communications, Inc.	4.0
Chevron Corp.	3.5
Citigroup, Inc.	3.5
19.3

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Financials	21.8
Health Care	16.9
Information Technology	14.5
Communication Services	13.5
Energy	12.5

Asset Allocation (% of fund's net assets)

As of January 31, 2020 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.7%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 13.5%
Diversified Telecommunication Services - 8.3%
AT&T, Inc.	2,128,579	$80,077,142
CenturyLink, Inc.	474,461	6,481,137
Verizon Communications, Inc.	1,319,390	78,424,542
		164,982,821
Media - 5.2%
CBS Corp. Class B	261,309	8,918,476
Comcast Corp. Class A	1,323,761	57,173,238
Discovery Communications, Inc. Class A (a)(b)	228,415	6,683,423
DISH Network Corp. Class A (a)	123,796	4,550,741
Fox Corp. Class A	248,643	9,219,682
Interpublic Group of Companies, Inc.	187,487	4,255,955
Liberty Global PLC Class A (a)	270,631	5,553,348
News Corp. Class A	248,279	3,381,560
Nexstar Broadcasting Group, Inc. Class A	22,310	2,702,857
Tegna, Inc.	104,884	1,772,540
		104,211,820

TOTAL COMMUNICATION SERVICES		269,194,641

CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.4%
BorgWarner, Inc.	99,849	3,423,822
Lear Corp.	26,609	3,277,697
The Goodyear Tire & Rubber Co.	112,456	1,476,547
		8,178,066
Automobiles - 2.1%
Ford Motor Co.	1,882,959	16,607,698
General Motors Co.	607,980	20,300,452
Harley-Davidson, Inc.	74,608	2,491,907
Thor Industries, Inc. (b)	26,691	2,149,159
		41,549,216
Hotels, Restaurants & Leisure - 0.3%
Norwegian Cruise Line Holdings Ltd. (a)	102,879	5,540,034
Household Durables - 1.9%
D.R. Horton, Inc.	162,148	9,599,162
Lennar Corp. Class A	141,318	9,377,862
Mohawk Industries, Inc. (a)	28,745	3,785,142
Newell Brands, Inc.	184,261	3,598,617
PulteGroup, Inc.	123,179	5,499,942
Toll Brothers, Inc.	62,472	2,771,258
Whirlpool Corp.	30,560	4,466,955
		39,098,938
Multiline Retail - 0.3%
Kohl's Corp.	75,708	3,236,517
Macy's, Inc. (b)	149,416	2,383,185
		5,619,702
Specialty Retail - 0.5%
Aaron's, Inc. Class A	32,471	1,927,479
Foot Locker, Inc.	51,759	1,965,289
Gap, Inc.	102,890	1,791,315
L Brands, Inc.	112,299	2,600,845
Lithia Motors, Inc. Class A (sub. vtg.)	10,950	1,485,258
		9,770,186
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	73,323	2,196,757
Hanesbrands, Inc.	174,898	2,406,596
PVH Corp.	35,852	3,125,219
Ralph Lauren Corp.	24,049	2,729,562
Tapestry, Inc.	133,428	3,438,440
		13,896,574

TOTAL CONSUMER DISCRETIONARY		123,652,716

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Molson Coors Beverage Co. Class B	90,838	5,048,776
Food & Staples Retailing - 1.4%
Kroger Co.	387,806	10,416,469
Walgreens Boots Alliance, Inc.	362,533	18,434,803
		28,851,272
Food Products - 1.2%
Nomad Foods Ltd. (a)	88,404	1,783,993
The J.M. Smucker Co.	55,152	5,714,299
The Kraft Heinz Co.	301,150	8,793,580
Tyson Foods, Inc. Class A	84,180	6,955,793
		23,247,665

TOTAL CONSUMER STAPLES		57,147,713

ENERGY - 12.5%
Energy Equipment & Services - 0.6%
Baker Hughes, A GE Co. Class A	314,243	6,806,503
Helmerich & Payne, Inc.	52,439	2,126,401
TechnipFMC PLC	203,207	3,354,948
		12,287,852
Oil, Gas & Consumable Fuels - 11.9%
Cabot Oil & Gas Corp.	197,252	2,779,281
Chevron Corp.	650,318	69,675,071
Cimarex Energy Co.	49,230	2,160,705
Concho Resources, Inc.	97,207	7,366,346
ConocoPhillips Co.	530,583	31,532,548
Devon Energy Corp.	187,133	4,064,529
Diamondback Energy, Inc.	77,920	5,797,248
EOG Resources, Inc.	281,311	20,510,385
Exxon Mobil Corp.	415,897	25,835,522
HollyFrontier Corp.	71,797	3,225,121
Marathon Oil Corp.	386,804	4,397,961
Marathon Petroleum Corp.	313,978	17,111,801
Murphy Oil Corp.	72,227	1,513,878
Parsley Energy, Inc. Class A	135,994	2,262,940
Phillips 66 Co.	214,869	19,632,581
Valero Energy Corp.	198,571	16,741,521
WPX Energy, Inc. (a)	201,514	2,408,092
		237,015,530

TOTAL ENERGY		249,303,382

FINANCIALS - 21.8%
Banks - 10.8%
Associated Banc-Corp.	77,050	1,535,607
Bank of America Corp.	1,173,562	38,528,040
Bank OZK	58,454	1,588,780
CIT Group, Inc.	45,803	2,093,655
Citigroup, Inc.	927,706	69,030,603
Citizens Financial Group, Inc.	210,208	7,836,554
Comerica, Inc.	69,705	4,263,158
East West Bancorp, Inc.	70,417	3,227,915
Fifth Third Bancorp	343,158	9,762,845
First Horizon National Corp.	150,471	2,407,536
FNB Corp., Pennsylvania	157,117	1,833,555
Hancock Whitney Corp.	42,172	1,675,915
IBERIABANK Corp.	25,274	1,837,673
KeyCorp	476,275	8,911,105
PacWest Bancorp	57,944	2,030,937
Peoples United Financial, Inc.	214,755	3,311,522
Popular, Inc.	46,778	2,617,697
Regions Financial Corp.	466,450	7,262,627
Sterling Bancorp	97,699	1,953,980
Synovus Financial Corp.	70,862	2,481,587
Umpqua Holdings Corp.	106,486	1,799,613
Valley National Bancorp	189,400	1,994,382
Wells Fargo & Co.	731,576	34,340,177
Wintrust Financial Corp.	27,597	1,746,338
		214,071,801
Capital Markets - 3.9%
Franklin Resources, Inc.	134,871	3,412,236
Goldman Sachs Group, Inc.	154,096	36,636,324
Invesco Ltd.	179,973	3,113,533
Janus Henderson Group PLC	75,247	1,901,492
Morgan Stanley	594,830	31,085,816
Stifel Financial Corp.	33,062	2,138,781
		78,288,182
Consumer Finance - 2.6%
Ally Financial, Inc.	183,782	5,886,537
Capital One Financial Corp.	225,199	22,474,860
Discover Financial Services	151,577	11,387,980
SLM Corp.	204,139	2,229,198
Synchrony Financial	287,468	9,316,838
		51,295,413
Diversified Financial Services - 0.6%
AXA Equitable Holdings, Inc.	212,953	5,115,131
Jefferies Financial Group, Inc.	121,803	2,635,817
Voya Financial, Inc.	65,279	3,899,115
		11,650,063
Insurance - 3.3%
Assured Guaranty Ltd.	46,126	2,114,416
Athene Holding Ltd. (a)	57,364	2,498,776
Brighthouse Financial, Inc. (a)	52,834	2,055,243
Lincoln National Corp.	95,903	5,224,795
MetLife, Inc.	377,983	18,789,535
Old Republic International Corp.	137,983	3,111,517
Principal Financial Group, Inc.	124,869	6,611,814
Prudential Financial, Inc.	194,386	17,700,789
Reinsurance Group of America, Inc.	30,275	4,361,114
Unum Group	99,741	2,662,087
		65,130,086
Mortgage Real Estate Investment Trusts - 0.2%
MFA Financial, Inc.	218,453	1,703,933
New Residential Investment Corp.	200,924	3,363,468
		5,067,401
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	47,574	2,360,146
MGIC Investment Corp.	168,618	2,325,242
Radian Group, Inc.	97,265	2,382,020
		7,067,408

TOTAL FINANCIALS		432,570,354

HEALTH CARE - 16.9%
Biotechnology - 6.7%
AbbVie, Inc.	711,671	57,659,584
Alexion Pharmaceuticals, Inc. (a)	107,005	10,635,227
Biogen, Inc. (a)	87,252	23,457,700
Gilead Sciences, Inc.	611,759	38,663,169
United Therapeutics Corp. (a)	21,219	2,072,460
		132,488,140
Health Care Providers & Services - 8.1%
AmerisourceBergen Corp.	72,688	6,219,185
Anthem, Inc.	122,610	32,525,981
Cardinal Health, Inc.	141,432	7,242,733
Centene Corp. (a)	200,090	12,567,653
Cigna Corp.	180,569	34,737,864
CVS Health Corp.	629,079	42,664,138
DaVita HealthCare Partners, Inc. (a)	43,364	3,463,483
McKesson Corp.	87,130	12,425,609
Molina Healthcare, Inc. (a)	30,318	3,728,204
Universal Health Services, Inc. Class B	38,841	5,325,490
		160,900,340
Pharmaceuticals - 2.1%
Allergan PLC	158,738	29,626,860
Jazz Pharmaceuticals PLC (a)	27,356	3,921,483
Mylan NV (a)	249,575	5,345,897
Perrigo Co. PLC	65,816	3,754,145
		42,648,385

TOTAL HEALTH CARE		336,036,865

INDUSTRIALS - 5.3%
Aerospace & Defense - 0.4%
Spirit AeroSystems Holdings, Inc. Class A	50,055	3,269,593
Textron, Inc.	110,376	5,069,570
		8,339,163
Airlines - 2.1%
Alaska Air Group, Inc.	59,560	3,846,980
Delta Air Lines, Inc.	278,331	15,514,170
JetBlue Airways Corp. (a)	139,598	2,768,228
Southwest Airlines Co.	229,032	12,592,179
United Continental Holdings, Inc. (a)	105,229	7,871,129
		42,592,686
Building Products - 0.2%
Owens Corning	52,604	3,182,016
Construction & Engineering - 0.3%
AECOM (a)	75,959	3,663,503
MasTec, Inc. (a)	29,159	1,683,932
		5,347,435
Electrical Equipment - 0.3%
Acuity Brands, Inc.	19,160	2,258,389
nVent Electric PLC	75,249	1,873,700
Regal Beloit Corp.	19,797	1,553,273
		5,685,362
Machinery - 1.0%
Allison Transmission Holdings, Inc.	57,654	2,548,307
Cummins, Inc.	74,082	11,850,898
Oshkosh Corp.	32,909	2,831,490
Timken Co.	32,781	1,721,986
		18,952,681
Professional Services - 0.3%
Manpower, Inc.	28,511	2,608,471
Nielsen Holdings PLC	172,051	3,509,840
		6,118,311
Road & Rail - 0.1%
Knight-Swift Transportation Holdings, Inc. Class A	59,411	2,202,960
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	65,154	3,688,368
Air Lease Corp. Class A	50,683	2,176,328
United Rentals, Inc. (a)	36,342	4,931,246
		10,795,942
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	37,628	1,659,771

TOTAL INDUSTRIALS		104,876,327

INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 0.2%
Juniper Networks, Inc.	161,847	3,712,770
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	39,385	2,990,897
Avnet, Inc.	48,820	1,781,442
Jabil, Inc.	67,173	2,612,358
SYNNEX Corp.	19,758	2,721,862
Tech Data Corp. (a)	17,129	2,465,548
		12,572,107
IT Services - 3.8%
Alliance Data Systems Corp.	19,821	2,037,401
Cognizant Technology Solutions Corp. Class A	93,980	5,768,492
DXC Technology Co.	123,787	3,946,330
IBM Corp.	428,248	61,552,085
Perspecta, Inc.	66,492	1,866,430
		75,170,738
Semiconductors & Semiconductor Equipment - 5.7%
Intel Corp.	1,337,755	85,522,677
Micron Technology, Inc. (a)	535,313	28,419,767
		113,942,444
Software - 1.3%
LogMeIn, Inc.	23,604	2,029,236
Microsoft Corp.	134,088	22,825,800
		24,855,036
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	78,405	24,267,132
Dell Technologies, Inc. (a)	75,026	3,659,018
Hewlett Packard Enterprise Co.	625,712	8,716,168
HP, Inc.	716,577	15,277,422
NCR Corp. (a)	61,701	2,080,558
Xerox Holdings Corp.	89,902	3,197,814
		57,198,112

TOTAL INFORMATION TECHNOLOGY		287,451,207

MATERIALS - 4.8%
Chemicals - 3.3%
Corteva, Inc.	361,888	10,465,801
Dow, Inc.	358,549	16,518,352
DuPont de Nemours, Inc.	358,216	18,333,495
Eastman Chemical Co.	65,752	4,686,145
Huntsman Corp.	97,030	1,994,937
LyondellBasell Industries NV Class A	124,140	9,665,540
The Mosaic Co.	169,069	3,354,329
		65,018,599
Containers & Packaging - 0.8%
Berry Global Group, Inc. (a)	63,877	2,716,050
International Paper Co.	189,607	7,720,797
WestRock Co.	124,705	4,863,495
		15,300,342
Metals & Mining - 0.7%
Alcoa Corp. (a)	89,726	1,251,678
Nucor Corp.	146,619	6,962,936
Reliance Steel & Aluminum Co.	32,232	3,700,234
Steel Dynamics, Inc.	104,181	3,112,928
		15,027,776

TOTAL MATERIALS		95,346,717

UTILITIES - 1.4%
Electric Utilities - 1.1%
Exelon Corp.	470,062	22,370,251
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp.	216,824	4,882,876

TOTAL UTILITIES		27,253,127

TOTAL COMMON STOCKS
(Cost $1,956,625,698)		1,982,833,049
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (c)
(Cost $119,717)	120,000	119,772
	Shares	Value

Money Market Funds - 0.5%
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)
(Cost $9,207,750)	9,206,829	9,207,750
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,965,953,165)		1,992,160,571
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,744,433)
NET ASSETS - 100%		$1,986,416,138

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	22	March 2020	$3,546,400	$57,703	$57,703

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,772.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,720
Fidelity Securities Lending Cash Central Fund	17,104
Total	$71,824

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$269,194,641	$269,194,641	$--	$--
Consumer Discretionary	123,652,716	123,652,716	--	--
Consumer Staples	57,147,713	57,147,713	--	--
Energy	249,303,382	249,303,382	--	--
Financials	432,570,354	432,570,354	--	--
Health Care	336,036,865	336,036,865	--	--
Industrials	104,876,327	104,876,327	--	--
Information Technology	287,451,207	287,451,207	--	--
Materials	95,346,717	95,346,717	--	--
Utilities	27,253,127	27,253,127	--	--
U.S. Government and Government Agency Obligations	119,772	--	119,772	--
Money Market Funds	9,207,750	9,207,750	--	--
Total Investments in Securities:	$1,992,160,571	$1,992,040,799	$119,772	$--
Derivative Instruments:
Assets
Futures Contracts	$57,703	$57,703	$--	$--
Total Assets	$57,703	$57,703	$--	$--
Total Derivative Instruments:	$57,703	$57,703	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$57,703	$0
Total Equity Risk	57,703	0
Total Value of Derivatives	$57,703	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,788,256) — See accompanying schedule: Unaffiliated issuers (cost $1,956,745,415)	$1,982,952,821
Fidelity Central Funds (cost $9,207,750)	9,207,750
Total Investment in Securities (cost $1,965,953,165)		$1,992,160,571
Segregated cash with brokers for derivative instruments		250
Receivable for fund shares sold		533,014
Dividends receivable		4,461,993
Distributions receivable from Fidelity Central Funds		3,858
Prepaid expenses		1,872
Other receivables		4
Total assets		1,997,161,562
Liabilities
Payable to custodian bank	$796,982
Payable for fund shares redeemed	471,942
Accrued management fee	174,386
Payable for daily variation margin on futures contracts	59,156
Other payables and accrued expenses	35,361
Collateral on securities loaned	9,207,597
Total liabilities		10,745,424
Net Assets		$1,986,416,138
Net Assets consist of:
Paid in capital		$1,959,223,866
Total accumulated earnings (loss)		27,192,272
Net Assets		$1,986,416,138
Net Asset Value, offering price and redemption price per share ($1,986,416,138 ÷ 193,372,743 shares)		$10.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$28,982,220
Interest		2,575
Income from Fidelity Central Funds (including $17,104 from security lending)		71,824
Total income		29,056,619
Expenses
Management fee	$981,918
Custodian fees and expenses	17,309
Independent trustees' fees and expenses	3,526
Registration fees	30,261
Audit	31,385
Legal	2,105
Interest	919
Miscellaneous	4,509
Total expenses		1,071,932
Net investment income (loss)		27,984,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,673,020
Fidelity Central Funds	226
Futures contracts	544,335
Total net realized gain (loss)		52,217,581
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	17,929,283
Futures contracts	(19,400)
Total change in net unrealized appreciation (depreciation)		17,909,883
Net gain (loss)		70,127,464
Net increase (decrease) in net assets resulting from operations		$98,112,151

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,984,687	$50,403,392
Net realized gain (loss)	52,217,581	(17,902,029)
Change in net unrealized appreciation (depreciation)	17,909,883	(294,908)
Net increase (decrease) in net assets resulting from operations	98,112,151	32,206,455
Distributions to shareholders	(47,902,133)	(66,034,772)
Share transactions
Proceeds from sales of shares	296,953,892	812,292,938
Reinvestment of distributions	31,571,367	26,777,127
Cost of shares redeemed	(180,458,711)	(975,258,724)
Net increase (decrease) in net assets resulting from share transactions	148,066,548	(136,188,659)
Total increase (decrease) in net assets	198,276,566	(170,016,976)
Net Assets
Beginning of period	1,788,139,572	1,958,156,548
End of period	$1,986,416,138	$1,788,139,572
Other Information
Shares
Sold	30,139,098	86,804,375
Issued in reinvestment of distributions	3,017,446	2,944,380
Redeemed	(17,484,822)	(100,973,131)
Net increase (decrease)	15,671,722	(11,224,376)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Value Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.06	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.25	.14
Net realized and unrealized gain (loss)	.32	(.22)	.23
Total from investment operations	.47	.03	.37
Distributions from net investment income	(.26)	(.19)	(.01)
Distributions from net realized gain	–	(.14)	–
Total distributions	(.26)	(.33)	(.01)
Net asset value, end of period	$10.27	$10.06	$10.36
Total ReturnC,D	4.65%	.62%	3.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.21%	.28%G
Expenses net of fee waivers, if any	.11%G	.15%	.15%G
Expenses net of all reductions	.11%G	.15%	.15%G
Net investment income (loss)	2.85%G	2.61%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,986,416	$1,788,140	$1,958,157
Portfolio turnover rateH	78%G	99%	113%G

 A For the period December 19, 2017 (commencement of operations) to July 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity SAI U.S. Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$158,993,343
Gross unrealized depreciation	(156,521,473)
Net unrealized appreciation (depreciation)	$2,471,870
Tax cost	$1,989,746,404

The Fund elected to defer to its next fiscal year approximately $30,576,278 of capital losses recognized during the period November 1, 2018 to July 31, 2019.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $890,062,097 and $757,874,060, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Value Index Fund	Borrower	$18,587,000	1.78%	$919

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,278 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $1,679. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $24 from securities loaned to NFS, as affiliated borrower.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity U.S. Total Stock Fund was the owner of record of approximately 43% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.11%	$1,000.00	$1,046.50	$.57
Hypothetical-C		$1,000.00	$1,024.58	$.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreement with Geode (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI U.S. Value Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2018. The Board considered that the Total Mapped Group is dominated by non-factor based index funds (including Fidelity funds) with lower management fees than the fund. The Board further considered that Fidelity believes the management fee is reasonable and that the total expense ratio for the fund ranks below median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.15% through November 30, 2020.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

USV-SANN-0320
1.9885516.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 25, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 25, 2020